OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Columbia Alternative Beta Fund (Formerly Columbia Adaptive Alternatives Fund)

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 1.1%
Global Real Estate 1.1%
Columbia Real Estate Equity Fund, Class I Shares (a)	176,434	$2,964,092
Total Equity Funds (Cost: $2,959,664)		$2,964,092

Alternative Investment Funds 50.2%
Blackstone Alternative Multi-Strategy Fund, Class Y Shares	13,096,425	131,357,136
Columbia Commodity Strategy Fund, Class I Shares (a)(b)	1,423,167	7,613,943
Total Alternative Investment Funds (Cost: $139,084,558)		$138,971,079

	Shares	Value

Exchange-Traded Funds 0.6%
iShares US Real Estate ETF	21,688	$1,790,562
Total Exchange-Traded Funds (Cost: $1,708,361)		$1,790,562

Money Market Funds 47.2%
Columbia Short-Term Cash Fund, 0.415% (a)(c)	130,911,396	$130,911,396
Total Money Market Funds (Cost: $130,911,396)		$130,911,396
Total Investments (Cost: $274,663,979) (d)		$274,637,129(e)
Other Assets & Liabilities, Net		2,429,291
Net Assets		$277,066,420

At August 31, 2016, cash totaling $1,790,000 was pledged as collateral.

Investments in Derivatives
Total Return Swap Contracts Outstanding at August 31, 2016

Counterparty	Fund Receives		Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Total return on Barclays Hedging Insights Index	(a)	Fixed rate of 0.150%	11/30/2016	USD	15,234,290	—	—	338,598	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index	(b)	Fixed rate of 0.700%	11/30/2016	USD	42,484,910	—	—	486,628	—
Barclays	Total return on Barclays TrendStar+ Alt Roll 2 Index	(b)	Fixed rate of 0.700%	11/30/2016	USD	4,000,528	—	—	25,878	—
Barclays	Total return on Barclays Dualis Excess Return Index	(c)	Fixed rate of 0.580%	11/30/2016	USD	19,055,138	—	—	16,842	—
Barclays	Total return on Atlantic High Yield Investment Grade Spread BetaBarclays Credit Index	(d)	Fixed rate of 0.600%	11/30/2016	USD	44,769,192	2,765	—	—	(40,124)
Barclays	Total return on Barclays Hedging Insights Index	(a)	Fixed rate of 0.150%	11/30/2016	USD	8,536,337	—	—	—	(139,702)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	11,567,394	97	—	—	(590,759)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	7,076,963	—	—	3,236	—
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	(f)	Fixed rate of 0.000%	11/30/2016	USD	11,811,961	96	—	—	(397,589)

Counterparty	Fund Receives		Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)

Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	5,883,819	1,051	—	—	(301,495)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	(f)	Fixed rate of 0.000%	11/30/2016	USD	6,488,965	—	—	—	(218,340)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	1,196,740	—	—	547	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Quality Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	16,190,233	243	—	—	(55,762)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	997,880	205	—	—	(51,159)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	(f)	Fixed rate of 0.000%	11/30/2016	USD	1,228,278	332	—	—	(41,666)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	26,454,160	—	—	—	(68,703)
Deutsche Bank	Total return on Deutsche Bank Haven Plus - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	577,675	—	—	907	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	18,647,230	327	—	671,102	—
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	796,406	243	—	39,903	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	1,322,704	—	—	—	(5,064)
Deutsche Bank	Total return on Deutsche Bank Equity Low Beta Turnover Control Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	692,902	159	—	—	(31,163)
Deutsche Bank	Total return on Deutsche Bank Equity Risk-Adjusted Momentum Factor Index - USD Excess Return	(f)	Fixed rate of 0.000%	11/30/2016	USD	698,787	213	—	—	(23,432)
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	949,112	—	—	—	(241)
Deutsche Bank	Total return on Deutsche Bank Equity Sector Neutral Value Factor Index - USD Excess Return	(c)	Fixed rate of 0.000%	11/30/2016	USD	5,564,708	1,945	—	108,425	—
Deutsche Bank	Total return on Deutsche Bank Currency Valuation - USD Excess Return	(e)	Fixed rate of 0.000%	11/30/2016	USD	1,151,110	—	—	—	(1,864)

Counterparty	Fund Receives		Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return	(g)	Fixed rate of 0.350%	10/21/2016	USD	21,957,224	—	—	—	(478,507)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015	(h)	Fixed rate of 0.260%	11/30/2016	USD	3,470,516	—	—	59,421	—
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry X5 Index Class E	(i)	Fixed rate of 0.230%	11/30/2016	USD	15,176,052	—	—	17,578	—
Goldman Sachs International	Total return on Goldman Sachs Carry Risk Premium Basket Index RP16	(j)	Fixed rate of 0.280%	11/30/2016	USD	8,306,769	—	—	—	(139,702)
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy	(k)	Fixed rate of 0.350%	11/30/2016	USD	6,528,612	—	—	82,408	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy	(k)	Fixed rate of 0.350%	11/30/2016	USD	1,435,432	—	—	18,119	—
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17	(j)	Fixed rate of 0.310%	11/30/2016	USD	12,748,225	—	—	—	(321,979)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015	(h)	Fixed rate of 0.260%	11/30/2016	USD	1,155,687	—	—	19,787	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Volatility Carry Series 18 Excess Return Strategy	(k)	Fixed rate of 0.350%	11/30/2016	USD	868,097	—	—	5,634	—
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0046	(l)	Fixed rate of 0.140%	11/30/2016	USD	48,357,904	—	—	—	(188,189)
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Valuation Index C0014	(h)	Fixed rate of 0.180%	11/30/2016	USD	11,322,666	—	—	5,016	—
Goldman Sachs International	Total return on Goldman Sachs FX EM & G10 3 Month Carry Index C0015	(h)	Fixed rate of 0.260%	11/30/2016	USD	499,098	—	—	8,280	—
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17	(j)	Fixed rate of 0.310%	11/30/2016	USD	582,735	—	—	—	(11,463)
Goldman Sachs International	Total return on Goldman Sachs Commodity Curve Risk Premium Index	(a)	Fixed rate of 0.110%	11/30/2016	USD	27,613,077	—	—	—	(194,227)
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042	(l)	Fixed rate of 0.210%	11/30/2016	USD	30,231,092	—	—	—	(58,312)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return	(m)	Fixed rate of 0.110%	11/30/2016	USD	109,225,963	—	—	—	(533,062)

Counterparty	Fund Receives		Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038	(h)	Fixed rate of 0.220%	11/30/2016	USD	22,632,988	—	—	—	(105,434)
Goldman Sachs International	Total return on Goldman Sachs Momentum Risk Premium Basket Index RP17	(j)	Fixed rate of 0.310%	11/30/2016	USD	600,692	—	—	—	(8,661)
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038	(h)	Fixed rate of 0.220%	11/30/2016	USD	500,096	—	—	—	(2,972)
Goldman Sachs International	Total return on Goldman Sachs Rates and Bonds Time Series Momentum Index C0042	(l)	Fixed rate of 0.210%	11/30/2016	USD	1,698,642	—	—	—	(4,295)
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0046	(l)	Fixed rate of 0.140%	11/30/2016	USD	4,500,714	—	—	—	(14,113)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return	(m)	Fixed rate of 0.110%	11/30/2016	USD	15,394,604	—	—	5,590	—
Goldman Sachs International	Total return on Goldman Sachs FX Time Series Momentum Index C0038	(h)	Fixed rate of 0.220%	11/30/2016	USD	1,274,563	—	—	—	(4,844)
Goldman Sachs International	Total return on Goldman Sachs Curve Index C0046	(l)	Fixed rate of 0.140%	11/30/2016	USD	1,455,087	—	—	—	(2,925)
Goldman Sachs International	Total return on Goldman Sachs RP Equity World Long Short Series 37 Excess Return	(m)	Fixed rate of 0.110%	11/30/2016	USD	9,800,943	—	—	—	(24,672)
Goldman Sachs International	Total return on Goldman Sachs TY Volatility Carry X5 Index Class E	(n)	Fixed rate of 0.230%	11/30/2016	USD	5,172,840	—	—	6,830	—
Goldman Sachs International	Total return on Goldman Sachs Commodity Curve Risk Premium Index	(a)	Fixed rate of 0.110%	11/30/2016	USD	11,730,901	—	—	—	(39,781)
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index	(n)	Fixed rate of 0.800%	11/30/2016	USD	11,342,603	—	—	123,314	—
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index	(n)	Fixed rate of 0.800%	11/30/2016	USD	2,183,867	—	—	23,743	—
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index	(o)	Fixed rate of 0.750%	11/30/2016	USD	14,406,024	—	—	—	(122,856)
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index	(o)	Fixed rate of 0.750%	11/30/2016	USD	612,012	—	—	—	(5,219)
Morgan Stanley	Total return on Morgan Stanley SmartInvest Alpha Index	(o)	Fixed rate of 0.750%	11/30/2016	USD	498,274	—	—	—	(432)
Morgan Stanley	Total return on Morgan Stanley VolNet PremiumPlus2 Index	(n)	Fixed rate of 0.800%	11/30/2016	USD	1,099,740	—	—	3,186	—

Counterparty	Fund Receives		Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Total return on Morgan Stanley FX VolNet Premium Strategy Series 2	(p)	Fixed rate of 0.800%	12/12/2016	USD	5,455,000	86	—	49,121	—
Morgan Stanley	Total return on Morgan Stanley FX VolNet Premium Strategy Series 2	(p)	Fixed rate of 0.800%	12/12/2016	USD	750,000	—	—	6,775	—
Morgan Stanley	Total return on Morgan Stanley FX VolNet Premium Strategy Series 2	(p)	Fixed rate of 0.800%	12/12/2016	USD	500,000	472	—	410	—
Total							8,234	—	2,127,278	(4,228,708)

(a) Underlying assets of this index include long/short domestic commodity futures.

(b) Underlying assets of this index include interest rate swaps of 2 year and 10 year durations.

(c) Underlying assets of this index include long/short foreign and domestic equities.

(d) Underlying assets of this index include credit default swaps on high yield, investment grade, and foreign indices.

(e) Underlying assets of this index include USD and long/short foreign currencies.

(f) Underlying assets of this index include long foreign and domestic equities and a short domestic ETF.

(g) Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, long/short foreign and domestic bond futures, options on short commodity futures, options on foreign and domestic indices and long/short foreign and domestic equities.

(h) Underlying assets of this index include forward foreign currency exchange contracts.

(i) Underlying assets of this index include long futures on treasuries and short options on treasuries.

(j) Underlying assets of this index include long/short commodity futures and forward foreign currency exchange contracts.

(k) Underlying assets of this index include long/short options on a domestic index and long/short futures and options on commodities.

(l) Underlying assets of this index include long/short foreign and domestic bond futures.

(m) Underlying assets of this index include long/short foreign and domestic commodity futures.

(n) Underlying assets of this index include long futures on treasuries and short options on treasuries.

(o) Underlying assets of this index include long domestic equities and a short domestic index.

(p) Underlying assets of this index include capped variance swaps on currencies.

Notes to Consolidated Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	5,583,831	2,445,000	—	—	8,028,831	—	—	7,613,943
Columbia Real Estate Equity Fund, Class I Shares	1,368,927	1,590,737	—	—	2,959,664	12,989	7,748	2,964,092
Columbia Short-Term Cash Fund	93,039,309	110,818,406	(72,946,319)	—	130,911,396	—	119,774	130,911,396
Total	99,992,067	114,854,143	(72,946,319)	—	141,899,891	12,989	127,522	141,489,431

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(d)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $274,664,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$388,000
Unrealized Depreciation	(415,000)
Net Unrealized Depreciation	$(27,000)

(e)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	2,964,092	—	—	2,964,092
Alternative Investment Funds	138,971,079	—	—	138,971,079
Exchange-Traded Funds	1,790,562	—	—	1,790,562
Investments measured at net asset value
Money Market Funds	—	—	—	130,911,396
Total Investments	143,725,733	—	—	274,637,129
Derivatives
Assets
Swap Contracts	—	—	2,127,278	2,127,278
Liabilities
Swap Contracts	—		(4,228,708)	(4,228,708)
Total	143,725,733	—	(2,101,430)	272,535,699

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain swap contracts classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Adaptive Risk Allocation Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

		Shares		Value

Equity Funds 6.7%
Global Real Estate 6.7%
Columbia Real Estate Equity Fund, Class I Shares (a)		3,723,188		$62,549,561
Total Equity Funds (Cost: $59,174,370)				$62,549,561

Alternative Investment Funds 11.9%
Columbia Commodity Strategy Fund, Class I Shares (a)(b)		20,816,514		111,368,351
Total Alternative Investment Funds (Cost: $111,890,126)				$111,368,351

Exchange-Traded Funds 1.6%
iShares MSCI Canada ETF		582,690		14,747,884
Total Exchange-Traded Funds (Cost: $14,560,775)				$14,747,884
Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Agency 11.0%
Federal National Mortgage Association (c)
09/19/31	2.500%	9,125,000		$9,428,691
09/14/46	3.500%	29,250,000		30,823,331
09/14/46	4.000%	14,250,000		15,265,313
09/14/46	4.500%	6,000,000		6,554,063
09/14/46	5.000%	12,750,000		14,130,585
Government National Mortgage Association(c)
09/21/2046-09/21/2046	3.500%	24,500,000		26,007,421
Total Residential Mortgage-Backed Securities - Agency (Cost: $102,210,967)				$102,209,404

Inflation-Indexed Bonds(d) 31.4%
France 2.6%
France Government Bond OAT (e)
07/25/24	0.250%	EUR	16,017,454	19,630,992
07/25/40	1.800%	EUR	2,702,970	4,651,662
Total				24,282,654
Germany 0.7%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond (e)
04/15/18	0.750%	EUR	4,402,778	5,003,840
Deutsche Bundesrepublik Inflation-Linked Bond (e)
04/15/23	0.100%	EUR	1,227,082	1,476,877
Total				6,480,717
Italy 1.5%
Italy Buoni Poliennali Del Tesoro (e)
09/15/19	2.350%	EUR	1,133,995	1,366,867

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (d) (continued)
Italy (continued)
09/15/21	2.100%	EUR$	1,109,842	$1,380,191
09/15/24	2.350%	EUR	1,029,476	1,340,479
09/15/26	3.100%	EUR	585,789	827,962
09/15/41	2.550%	EUR	6,001,435	9,143,345
Total				14,058,844
New Zealand 0.7%
New Zealand Government Bond (e)
09/20/25	2.000%	NZD	8,108,194	6,219,896

Sweden 0.1%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	7,908,188	1,145,087

United Kingdom 13.4%
United Kingdom Gilt Inflation-Linked Bond (e)
03/22/29	0.125%	GBP	26,038,705	44,341,104
03/22/34	0.750%	GBP	15,519,223	31,557,012
03/22/44	0.125%	GBP	16,277,400	35,735,606
03/22/52	0.250%	GBP	2,554,051	6,718,767
United Kingdom Gilt Inflation-Linked (e)
03/22/24	0.125%	GBP	4,340,720	6,805,816
Total				125,158,305
United States 12.4%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	16,150,119		16,293,080
01/15/21	1.125%	8,649,758		9,117,386
01/15/22	0.125%	18,849,792		19,023,813
01/15/24	0.625%	22,571,706		23,469,969
01/15/25	0.250%	17,605,518		17,771,415
02/15/42	0.750%	11,440,679		11,847,373
02/15/43	0.625%	9,907,380		9,990,374
02/15/45	0.750%	7,625,820		7,926,704
Total				115,440,114
Total Inflation-Indexed Bonds (Cost: $285,715,654)				$292,785,617

U.S. Treasury Obligations 0.7%
U.S. Treasury
10/31/18	1.750%	1,350,000		1,376,525
01/31/20	1.375%	635,000		642,740
04/30/20	1.125%	2,700,000		2,708,227
02/15/21	3.625%	640,000		707,950
08/15/23	2.500%	125,000		133,877
08/15/26	6.750%	330,000		489,418
08/15/27	6.375%	290,000		428,747
Total U.S. Treasury Obligations (Cost: $6,444,513)				$6,487,484

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(d) 2.7%
Belgium 0.2%
Belgium Government Bond (e)
06/22/24	2.600%	EUR$	1,500,000	$2,032,470

France 0.1%
France Government Bond OAT (e)
05/25/45	3.250%	EUR	600,000	1,051,470

Italy 0.2%
Italy Buoni Poliennali Del Tesoro (e)
09/01/46	3.250%	EUR	1,600,000	2,221,049

Japan 0.9%
Japan Government 30-Year Bond
09/20/44	1.700%	JPY	660,000,000	8,558,471

Mexico 0.2%
Mexican Bonos
06/10/21	6.500%	MXN	33,000,000	1,819,877

New Zealand 0.4%
New Zealand Government Bond (e)
04/15/27	4.500%	NZD	4,000,000	3,514,521

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (d) (continued)
Poland 0.2%
Poland Government Bond
07/25/26	2.500%	PLN$	5,500,000	$1,376,281

Portugal 0.1%
Portugal Obrigacoes do Tesouro OT (e)
10/15/25	2.875%	EUR	800,000	892,728

Spain 0.4%
Spain Government Bond (e)
01/31/22	5.850%	EUR	2,350,000	3,415,984
Total Foreign Government Obligations (Cost: $24,083,359)				$24,882,851
		Shares		Value

Money Market Funds 52.0%
Columbia Short-Term Cash Fund, 0.415% (a)(f)		484,820,123		$484,820,123
Total Money Market Funds (Cost: $484,820,123)				$484,820,123
Total Investments (Cost: $1,088,899,887) (g)				$1,099,851,275(h	)
Other Assets & Liabilities, Net				(167,957,254)
Net Assets				$931,894,021

At August 31, 2016, cash totaling $20,150,153 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at August 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	09/08/2016	18,000,000 EUR	20,114,419 USD	30,878	—
Barclays	09/08/2016	18,400,000 EUR	20,533,940 USD	4,099	—
Barclays	09/08/2016	4,013,000 EUR	4,478,408 USD	894	—
Barclays	09/08/2016	12,277,334 EUR	13,691,683 USD	—	(6,780)
Barclays	09/08/2016	1,450,000 EUR	1,610,568 USD	—	(7,273)
Barclays	09/08/2016	1,900,000 GBP	2,531,986 USD	36,614	—
Barclays	09/08/2016	2,800,000 NOK	330,816 USD	—	(5,212)
Barclays	09/08/2016	240,048 USD	2,000,000 NOK	—	(28)
Citi	09/08/2016	6,280,000 AUD	4,755,706 USD	36,712	—
Citi	09/08/2016	1,400,000 AUD	1,051,655 USD	—	(350)
Citi	09/08/2016	3,250,000 AUD	2,441,017 USD	—	(1,138)
Citi	09/08/2016	9,600,000 CAD	7,338,765 USD	18,098	—
Citi	09/08/2016	4,430,000 CAD	3,377,660 USD	—	(523)
Citi	09/08/2016	1,585,000,000 JPY	15,690,615 USD	367,085	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	09/08/2016	1,135,000,000 JPY	11,204,068 USD	231,068	—
Citi	09/08/2016	620,779,000 JPY	6,145,365 USD	143,772	—
Citi	09/08/2016	16,180,000 SEK	1,896,257 USD	5,631	—
Citi	09/08/2016	9,575,000 SEK	1,120,971 USD	2,137	—
Citi	09/08/2016	9,600,000 SEK	1,121,192 USD	—	(563)
Citi	09/08/2016	1,140,000 SGD	848,653 USD	11,937	—
Citi	09/08/2016	455,000 SGD	333,839 USD	—	(113)
Citi	09/08/2016	1,879,493 USD	2,500,000 AUD	—	(912)
Citi	09/08/2016	2,082,515 USD	2,750,000 AUD	—	(16,076)
Citi	09/08/2016	3,469,098 USD	4,550,000 CAD	593	—
Citi	09/08/2016	1,105,659 USD	1,450,000 CAD	67	—
Citi	09/08/2016	3,666,618 USD	379,000,000 JPY	—	(2,506)
Citi	09/08/2016	1,519,540 USD	13,000,000 SEK	—	(496)
Credit Suisse	09/08/2016	6,000,000 CHF	6,175,572 USD	72,884	—
Credit Suisse	09/08/2016	1,950,000 CHF	1,982,473 USD	—	(900)
Credit Suisse	09/08/2016	9,015,000 DKK	1,352,426 USD	861	—
Credit Suisse	09/08/2016	4,270,000 DKK	640,022 USD	—	(154)
Credit Suisse	09/08/2016	7,634,390 NZD	5,483,337 USD	—	(54,741)
Credit Suisse	09/08/2016	15,254,000 NZD	10,879,382 USD	—	(186,052)
Credit Suisse	09/08/2016	371,148 USD	2,475,000 DKK	—	(86)
Credit Suisse	09/08/2016	374,997 USD	2,500,000 DKK	—	(187)
Credit Suisse	09/08/2016	8,710 USD	12,000 NZD	—	(5)
HSBC	09/08/2016	10,262,000 PLN	2,669,155 USD	43,839	—
Standard Chartered	09/08/2016	10,000,000 GBP	13,321,500 USD	187,967	—
Standard Chartered	09/08/2016	37,885,906 GBP	49,800,370 USD	42,789	—
Standard Chartered	09/08/2016	500,000 GBP	666,075 USD	9,398	—
Standard Chartered	09/08/2016	13,900,000 GBP	18,253,202 USD	—	(2,409)
Standard Chartered	09/08/2016	10,793,695 GBP	14,084,889 USD	—	(91,046)
Standard Chartered	09/08/2016	15,480,000 HKD	1,995,823 USD	218	—
Standard Chartered	09/08/2016	5,400,000 HKD	696,120 USD	—	(21)
Standard Chartered	09/08/2016	30,521,000 MXN	1,606,495 USD	—	(15,452)
Standard Chartered	09/08/2016	4,463,962 USD	3,400,000 GBP	1,439	—
Total				1,248,980	(393,023)

Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Australian 10 Year Bond	40	AUD	4,145,367	09/2016	43,491	—
Australian 3 Year Bond	65	AUD	5,546,094	09/2016	25,863	—
Canadian Government 10-Year Bond	27	CAD	3,021,801	12/2016	4,262	—
Euro-BTP	55	EUR	8,926,390	09/2016	33,256	—
Euro-Bund	1	EUR	186,704	09/2016	3,718	—
Euro-Buxl 30 Year	17	EUR	3,659,413	09/2016	73,185	—
Euro-OAT	53	EUR	9,535,281	09/2016	47,243	—
Japanese 10 Year Government Bond	17	JPY	24,877,688	09/2016	—	(154,071)
Long Gilt	105	GBP	18,135,446	12/2016	11,664	—
Mini MSCI EAFE Index	1,600	USD	135,008,000	09/2016	1,275,993	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Mini MSCI Emerging Markets Index	1,534	USD	68,101,930	09/2016	2,402,895	—
Mini MSCI Emerging Markets Index	9	USD	399,555	09/2016	—	(4,590)
Russell 2000 Mini	151	USD	18,705,880	09/2016	—	(379)
S&P 500 E-mini	2,108	USD	228,665,300	09/2016	5,421,690	—
S&P 500 E-mini	11	USD	1,193,225	09/2016	—	(4,427)
Short Term Euro-BTP	5	EUR	630,452	09/2016	1,104	—
TOPIX Index	138	JPY	17,746,001	09/2016	470,051	—
TOPIX Index	6	JPY	771,565	09/2016	31,391	—
U.S. Long Bond	10	USD	1,703,750	12/2016	—	(4,239)
U.S. Treasury 10-Year Note	354	USD	46,346,344	12/2016	—	(22,063)
U.S. Treasury 2-Year Note	193	USD	42,134,313	12/2016	—	(367)
U.S. Treasury 2-Year Note	79	USD	17,246,688	12/2016	—	(5,673)
U.S. Treasury 5-Year Note	99	USD	12,003,750	12/2016	7,541	—
U.S. Treasury 5-Year Note	495	USD	60,018,750	12/2016	—	(31,004)
U.S. Treasury Ultra 10-Year Note	118	USD	17,036,250	12/2016	—	(1,443)
U.S. Ultra Bond	76	USD	14,247,625	12/2016	47,832	—
U.S. Ultra Bond	36	USD	6,748,875	12/2016	—	(76)
Total			766,742,437		9,901,179	(228,332)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO STOXX 50	(29)	EUR	(980,146)	09/2016	—	(63,766)
EURO STOXX 50	(246)	EUR	(8,314,343)	09/2016	—	(375,090)
FTSE 100 Index	(15)	GBP	(1,336,655)	09/2016	—	(76,025)
FTSE 100 Index	(88)	GBP	(7,841,708)	09/2016	—	(738,544)
U.S. Treasury 10-Year Note	(25)	USD	(3,273,047)	12/2016	2,578	—
U.S. Treasury 5-Year Note	(6)	USD	(727,500)	12/2016	927	—
U.S. Treasury 5-Year Note	(3)	USD	(363,750)	12/2016	—	(6)
U.S. Ultra Bond	(11)	USD	(2,062,156)	12/2016	—	(367)
U.S. Ultra Bond	(19)	USD	(3,561,906)	12/2016	—	(11,765)
Total			(28,461,211)		3,505	(1,265,563)

Credit Default Swap Contracts Outstanding at August 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	2.455	USD	(50,000,000)	(3,216,234)	—	(3,205,000)	—	—	(11,234)
Credit Suisse	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	2.455	USD	(18,000,000)	(1,157,844)	—	(1,157,400)	—	—	(444)
Total								—	(4,362,400)		—	(11,678)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Credit Default Swap Contracts Outstanding at August 31, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 26	06/20/2021	5.000	3.935	USD	(94,750,000)	68,659	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 26	06/20/2021	1.000	0.728	USD	(111,250,000)	97,359	—
Total							166,018	—

** Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap Contracts Outstanding at August 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 0.75%	09/06/2016	USD	35,265,501	—	—	1,524,622	—
Citi	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 1.00%	09/22/2016	USD	6,001,464	—	—	250,325	—
Citi	Total return on iShares JPMorgan USD Emerging Markets Index	Floating rate based on 1-month USD LIBOR-BBA minus 0.10%	09/22/2016	USD	37,034,550	—	—	—	(113,290)
Citi	Total return on iShares iBoxx Investment Grade Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA plus 0.20%	09/30/2016	USD	27,614,250	—	—	366,914	—
Goldman Sachs International	Total return on iShares iBoxx Investment Grade Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA plus 0.10%	10/22/2016	USD	21,017,259	—	—	129,059	—
Morgan Stanley	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 0.80%	11/07/2016	USD	24,406,701	—	—	333,965	—
Morgan Stanley	Total return on iShares iBoxx High Yield Corporate Bond ETF	Floating rate based on 3-month USD LIBOR-BBA minus 0.85%	11/11/2016	USD	10,351,200	—	—	54,199	—
Total						—	—	2,659,084	(113,290)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	41,963,526	69,926,600	—	—	111,890,126	—	—	111,368,351
Columbia Real Estate Equity Fund, Class I Shares	42,860,061	16,314,309		—	59,174,370	458,707	273,602	62,549,561
Columbia Short-Term Cash Fund	250,808,285	441,986,124	(207,974,286)		484,820,123		437,381	484,820,123
Total	335,631,872	528,227,033	(207,974,286)	—	655,884,619	458,707	710,983	658,738,035

(b)	Non-income producing investment.
(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2016, the value of these securities amounted to $189,328,638 or 20.32% of net assets.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(g)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $1,088,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,341,000
Unrealized Depreciation	(1,390,000)
Net Unrealized Appreciation	$10,951,000

(h)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Equity Funds	62,549,561	—	—	62,549,561
Alternative Investment Funds	111,368,351	—	—	111,368,351
Exchange-Traded Funds	14,747,884	—	—	14,747,884
Residential Mortgage-Backed Securities - Agency	—	102,209,404	—	102,209,404
Inflation-Indexed Bonds	—	292,785,617	—	292,785,617
U.S. Treasury Obligations	6,487,484	—	—	6,487,484
Foreign Government Obligations	—	24,882,851	—	24,882,851
Investments measured at net asset value Money Market Funds	—	—	—	484,820,123
Total Investments	195,153,280	419,877,872	—	1,099,851,275
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,248,980	—	1,248,980
Futures Contracts	9,904,684	—	—	9,904,684
Swap Contracts	—	2,825,102	—	2,825,102
Liabilities
Forward Foreign Currency Exchange Contracts	—	(393,023)	—	(393,023)
Futures Contracts	(1,493,895)	—	—	(1,493,895)
Swap Contracts	—	(124,968)	—	(124,968)
Total	203,564,069	423,433,963	—	1,111,818,155

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 2 and 3 during the period.

Consolidated Portfolio of Investments

Columbia Diversified Absolute Return Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 29.8%
CONSUMER DISCRETIONARY 6.1%
Auto Components 0.1%
Magna International, Inc. (a)	1,571	$63,311
Hotels, Restaurants & Leisure 0.5%
International Game Technology PLC (a)	7,779	177,594
Norwegian Cruise Line Holdings Ltd. (a)(b)	8,658	310,736
Yum! Brands, Inc. (a)	1,445	131,076
Total		619,406
Household Durables 0.6%
Mohawk Industries, Inc. (a)(b)	382	81,282
Newell Brands, Inc. (a)	12,335	654,742
Total		736,024
Internet & Catalog Retail 1.8%
Amazon.com, Inc. (a)(b)	1,479	1,137,588
Ctrip.com International Ltd., ADR (a)(b)	5,292	250,576
Expedia, Inc. (a)	4,659	508,390
Liberty Interactive Corp., Class A (a)(b)	16,262	343,616
Total		2,240,170
Media 1.5%
Comcast Corp., Class A (a)	11,866	774,375
DISH Network Corp., Class A (b)	11,523	578,800
Liberty Global PLC, Class A (a)(b)	4,929	156,003
Liberty Global PLC, Class C (a)(b)	7,915	244,019
News Corp., Class A (a)	15,810	222,289
Total		1,975,486
Multiline Retail 0.1%
Hudson’s Bay Co.	8,157	112,521
Specialty Retail 0.9%
Burlington Stores, Inc. (a)(b)	2,101	170,643
Foot Locker, Inc. (a)	1,997	131,083
Home Depot, Inc. (The) (a)	2,844	381,437
Lowe’s Companies, Inc. (a)	2,220	169,963
Signet Jewelers Ltd. (a)	609	49,926
Urban Outfitters, Inc. (a)(b)	1,852	66,394
Williams-Sonoma, Inc. (a)	3,843	202,296
Total		1,171,742

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 0.6%
Nike, Inc., Class B (a)	7,955	$458,526
Sequential Brands Group, Inc. (a)(b)	37,649	274,462
Total		732,988
TOTAL CONSUMER DISCRETIONARY		7,651,648
CONSUMER STAPLES 2.2%
Beverages 0.4%
Constellation Brands, Inc., Class A (a)	901	147,809
Molson Coors Brewing Co., Class B (a)	1,121	114,701
PepsiCo, Inc. (a)	2,848	304,024
Total		566,534
Food & Staples Retailing 0.4%
CVS Health Corp. (a)	1,103	103,020
Rite Aid Corp. (a)(b)	27,675	208,393
SYSCO Corp. (a)	3,204	166,159
Total		477,572
Food Products 0.5%
Hershey Co. (The) (a)	693	69,224
Mondelez International, Inc., Class A (a)	2,638	118,763
Pilgrim’s Pride Corp. (a)	9,171	211,666
Tyson Foods, Inc., Class A (a)	2,416	182,577
Total		582,230
Household Products 0.1%
Energizer Holdings, Inc. (a)	2,448	120,980
Personal Products 0.3%
Herbalife Ltd. (a)(b)	2,937	178,423
Nu Skin Enterprises, Inc., Class A (a)	4,022	232,793
Total		411,216
Tobacco 0.5%
Altria Group, Inc. (a)	3,626	239,642
Philip Morris International, Inc. (a)	2,209	220,746
Reynolds American, Inc. (a)	2,882	142,861
Total		603,249
TOTAL CONSUMER STAPLES		2,761,781

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 1.4%
Energy Equipment & Services 0.2%
Halliburton Co. (a)	1,723	$74,106
Schlumberger Ltd. (a)	1,712	135,248
Total		209,354
Oil, Gas & Consumable Fuels 1.2%
Anadarko Petroleum Corp. (a)	1,617	86,461
BP PLC, ADR (a)	3,416	115,666
Cabot Oil & Gas Corp. (a)	1,162	28,620
Canadian Natural Resources Ltd.	1,822	56,573
Cimarex Energy Co. (a)	432	57,102
Continental Resources, Inc. (a)(b)	977	46,857
Devon Energy Corp. (a)	2,534	109,798
EOG Resources, Inc. (a)	683	60,439
Exxon Mobil Corp. (a)	1,547	134,805
Hess Corp. (a)	1,379	74,880
Kinder Morgan, Inc. (a)	2,187	47,786
Marathon Petroleum Corp. (a)	1,058	44,976
Noble Energy, Inc. (a)	2,407	82,993
Occidental Petroleum Corp. (a)	711	54,640
QEP Resources, Inc. (a)	1,681	32,107
Suncor Energy, Inc. (a)	5,554	150,569
Tesoro Corp. (a)	693	52,266
Valero Energy Corp. (a)	1,132	62,656
World Fuel Services Corp. (a)	3,979	177,384
Total		1,476,578
TOTAL ENERGY		1,685,932
FINANCIALS 2.7%
Banks 0.9%
Bank of America Corp. (a)	11,631	187,724
BankUnited, Inc. (a)	3,584	115,226
BB&T Corp. (a)	3,244	124,894
Citigroup, Inc. (a)	4,511	215,355
Citizens Financial Group, Inc. (a)	3,197	79,190
Huntington Bancshares, Inc. (a)	13,018	130,310
Wells Fargo & Co. (a)	5,113	259,740
Total		1,112,439
Capital Markets 0.2%
Invesco Ltd. (a)	5,068	158,071
Morgan Stanley (a)	3,626	116,249
Total		274,320

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 0.1%
Navient Corp. (a)	13,130	$188,809
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc., Class B (a)(b)	1,199	180,438
Intercontinental Exchange, Inc. (a)	423	119,294
Total		299,732
Insurance 0.8%
Aflac, Inc. (a)	827	61,347
American International Group, Inc. (a)	4,088	244,585
Amtrust Financial Services, Inc. (a)	4,099	108,583
Genworth Financial, Inc., Class A (b)	15,067	71,267
Hartford Financial Services Group, Inc. (The) (a)	2,360	96,925
Prudential Financial, Inc. (a)	2,648	210,198
Xl Group Ltd. (a)	5,799	198,500
Total		991,405
Real Estate Investment Trusts (REITs) 0.3%
CBL & Associates Properties, Inc. (a)	10,898	155,515
Equity LifeStyle Properties, Inc. (a)	2,451	190,026
Total		345,541
Thrifts & Mortgage Finance 0.2%
MGIC Investment Corp. (a)(b)	14,434	116,771
Radian Group, Inc.	7,915	108,515
Total		225,286
TOTAL FINANCIALS		3,437,532
HEALTH CARE 5.1%
Biotechnology 2.1%
AbbVie, Inc. (a)	3,220	206,402
Alexion Pharmaceuticals, Inc. (a)(b)	5,310	668,317
Biogen, Inc. (a)(b)	1,283	392,123
BioMarin Pharmaceutical, Inc. (a)(b)	4,889	459,028
Celgene Corp. (a)(b)	708	75,572
Novavax, Inc. (a)(b)	32,772	224,161
Shire PLC, ADR (a)	302	56,528
TESARO, Inc. (a)(b)	1,951	165,230
Vertex Pharmaceuticals, Inc. (a)(b)	4,490	424,350
Total		2,671,711

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 0.8%
Alere, Inc. (a)(b)	1,891	$73,995
Hologic, Inc. (a)(b)	571	21,937
Medtronic PLC (a)	5,066	440,894
Quotient Ltd. (a)(b)	4,068	24,937
Zimmer Biomet Holdings, Inc. (a)	3,036	393,496
Total		955,259
Health Care Providers & Services 1.3%
AmerisourceBergen Corp. (a)	2,568	223,339
Centene Corp. (b)	3,480	237,649
CIGNA Corp. (a)	1,248	160,069
Humana, Inc. (a)	3,361	600,644
Laboratory Corp. of America Holdings (a)(b)	1,061	145,283
WellCare Health Plans, Inc. (a)(b)	1,674	188,660
Total		1,555,644
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc. (a)	931	141,689
Pharmaceuticals 0.8%
Allergan PLC (a)(b)	935	219,295
Bristol-Myers Squibb Co. (a)	2,411	138,367
Mallinckrodt PLC (a)(b)	2,275	169,579
Merck & Co., Inc. (a)	4,256	267,234
Pfizer, Inc. (a)	6,806	236,849
Total		1,031,324
TOTAL HEALTH CARE		6,355,627
INDUSTRIALS 3.6%
Aerospace & Defense 0.9%
Boeing Co. (The) (a)	213	27,573
General Dynamics Corp. (a)	793	120,710
Honeywell International, Inc. (a)	2,815	328,539
L-3 Communications Holdings, Inc. (a)	889	132,301
Lockheed Martin Corp. (a)	1,890	459,213
Total		1,068,336
Airlines 0.8%
Alaska Air Group, Inc. (a)	8,320	561,849
Delta Air Lines, Inc. (a)	2,889	106,171
United Continental Holdings, Inc. (a)(b)	6,663	335,882
Total		1,003,902

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 0.1%
Carlisle Companies, Inc. (a)	1,660	$174,068
Machinery 0.9%
Allison Transmission Holdings, Inc. (a)	1,021	28,323
Cummins, Inc. (a)	1,266	159,022
Ingersoll-Rand PLC (a)	7,713	524,407
Snap-On, Inc. (a)	638	97,799
Timken Co. (The) (a)	1,896	64,217
Xylem, Inc. (a)	6,235	317,112
Total		1,190,880
Professional Services 0.2%
Dun & Bradstreet Corp. (The) (a)	905	124,573
ManpowerGroup, Inc. (a)	2,468	176,364
Total		300,937
Road & Rail 0.6%
Kansas City Southern (a)	2,405	232,612
Union Pacific Corp. (a)	5,174	494,272
Total		726,884
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc. (a)(b)	2,518	90,925
TOTAL INDUSTRIALS		4,555,932
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 0.8%
Cisco Systems, Inc. (a)	7,986	251,080
F5 Networks, Inc. (a)(b)	1,987	243,864
Palo Alto Networks, Inc. (a)(b)	4,286	570,767
Total		1,065,711
Electronic Equipment, Instruments & Components 0.3%
Zebra Technologies Corp., Class A (a)(b)	5,284	369,668
Internet Software & Services 0.7%
Alphabet, Inc., Class A (a)(b)	604	477,069
MercadoLibre, Inc. (a)	859	147,748
VeriSign, Inc. (a)(b)	2,610	194,315
Total		819,132

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 0.4%
Leidos Holdings, Inc.	13,257	$537,051
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Ltd. (a)	3,203	565,073
Micron Technology, Inc. (a)(b)	29,531	486,966
NVIDIA Corp.	2,900	177,886
ON Semiconductor Corp. (a)(b)	36,493	394,125
Total		1,624,050
Software 1.8%
Electronic Arts, Inc. (a)(b)	10,524	854,865
Microsoft Corp. (a)	3,503	201,282
Mobileye NV (a)(b)	2,470	120,758
Red Hat, Inc. (a)(b)	716	52,254
Salesforce.com, Inc. (a)(b)	3,818	303,226
Tableau Software, Inc., Class A (a)(b)	2,512	145,771
Workday, Inc., Class A (a)(b)	6,960	590,138
Total		2,268,294
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc. (a)	6,730	714,053
Diebold, Inc. (a)	14,759	414,138
Electronics for Imaging, Inc. (a)(b)	5,078	239,072
Total		1,367,263
TOTAL INFORMATION TECHNOLOGY		8,051,169
MATERIALS 1.3%
Chemicals 0.7%
Albemarle Corp. (a)	525	41,984
Cabot Corp. (a)	3,937	196,299
Dow Chemical Co. (The) (a)	1,967	105,510
Eastman Chemical Co. (a)	1,213	82,351
EI du Pont de Nemours & Co. (a)	837	58,255
LyondellBasell Industries NV, Class A (a)	2,692	212,372
Monsanto Co. (a)	437	46,541
PPG Industries, Inc. (a)	905	95,821
Total		839,133
Containers & Packaging 0.3%
Sealed Air Corp. (a)	7,871	370,960
Metals & Mining 0.1%
Alcoa, Inc. (a)	2,741	27,629

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining (continued)
Nucor Corp. (a)	349	$16,930
Reliance Steel & Aluminum Co. (a)	1,315	94,785
Steel Dynamics, Inc. (a)	1,629	40,106
Total		179,450
Paper & Forest Products 0.2%
Domtar Corp. (a)	5,678	211,903
TOTAL MATERIALS		1,601,446
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
CenturyLink, Inc. (a)	6,660	185,148
TOTAL TELECOMMUNICATION SERVICES		185,148
UTILITIES 0.8%
Electric Utilities 0.4%
American Electric Power Co., Inc. (a)	1,343	86,718
Edison International (a)	1,256	91,336
Entergy Corp. (a)	2,421	189,322
PG&E Corp. (a)	681	42,181
Pinnacle West Capital Corp. (a)	567	42,548
Xcel Energy, Inc. (a)	1,915	79,204
Total		531,309
Gas Utilities —%
Atmos Energy Corp. (a)	652	48,053
Multi-Utilities 0.4%
Ameren Corp. (a)	2,625	129,727
DTE Energy Co. (a)	1,280	118,912
NiSource, Inc. (a)	4,055	97,077
Public Service Enterprise Group, Inc. (a)	2,629	112,416
Total		458,132
TOTAL UTILITIES		1,037,494
Total Common Stocks (Cost: $35,944,860)		$37,323,709

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 1.1%
Aerospace & Defense —%
L-3 Communications Corp.
05/28/24	3.950%	$9,000	$9,652
Cable and Satellite —%
Charter Communications Operating LLC/Capital (c)
07/23/20	3.579%	10,000	10,464
Electric 0.2%
DTE Energy Co.
12/01/23	3.850%	100,000	108,965
Progress Energy, Inc.
04/01/22	3.150%	100,000	105,123
Total			214,088
Food and Beverage 0.1%
ConAgra Foods, Inc.
01/25/23	3.200%	43,000	44,834
Molson Coors Brewing Co.
05/01/42	5.000%	29,000	33,868
07/15/46	4.200%	21,000	22,184
Total			100,886
Independent Energy —%
Woodside Finance Ltd. (c)
03/05/25	3.650%	50,000	49,718
Integrated Energy —%
Cenovus Energy, Inc.
09/15/42	4.450%	8,000	6,512
Life Insurance 0.1%
Five Corners Funding Trust (c)
11/15/23	4.419%	120,000	129,662
Media and Entertainment 0.1%
Scripps Networks Interactive, Inc.
06/15/25	3.950%	50,000	53,013
Sky PLC (c)
11/26/22	3.125%	50,000	51,395
Total			104,408
Midstream 0.5%
Columbia Pipeline Group, Inc.
06/01/45	5.800%	56,000	67,447
Enterprise Products Operating LLC
05/15/46	4.900%	50,000	53,499
Kinder Morgan Energy Partners LP

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
02/15/18	5.950%	$294,000	$310,001
03/01/43	5.000%	50,000	48,084
Plains All American Pipeline LP/Finance Corp.
06/15/44	4.700%	35,000	31,136
Williams Partners LP
09/15/45	5.100%	50,000	49,018
Total			559,185
Natural Gas —%
Sempra Energy
06/15/24	3.550%	50,000	52,978
Transportation Services —%
ERAC U.S.A. Finance LLC (c)
02/15/45	4.500%	50,000	54,094
Wirelines 0.1%
AT&T, Inc.
06/15/45	4.350%	50,000	50,408
Verizon Communications, Inc.
11/01/42	3.850%	90,000	87,000
Total			137,408
Total Corporate Bonds & Notes (Cost: $1,320,413)			$1,429,055

Residential Mortgage-Backed Securities - Agency —%
Federal Home Loan Mortgage Corp. CMO IO Series 326 Class S2 (d)(e)
03/15/44	5.442%	80,708	17,953
Government National Mortgage Association CMO IO Series 2014-190 Class AI (e)
12/20/38	3.500%	272,872	31,917
Total Residential Mortgage-Backed Securities - Agency (Cost: $59,358)			$49,870

Commercial Mortgage-Backed Securities - Non-Agency 0.4%
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (c)(d)
10/26/44	2.774%	500,000	493,939
Rialto Real Estate Fund LLC Series 2015-LT7 Class A (c)
12/25/32	3.000%	62,381	62,381
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $557,449)			$556,320

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency 0.1%
SPS Servicer Advance Receivables Trust Series 2015-T2 Class AT2 (c)
01/15/47	2.620%	$100,000		$100,016
Total Asset-Backed Securities - Non-Agency (Cost: $99,992)				$100,016

Inflation-Indexed Bonds(f) 0.4%
UNITED KINGDOM 0.4%
United Kingdom Gilt Inflation-Linked Bond (c)
03/22/26	0.125%	GBP	275,046	445,349
Total Inflation-Indexed Bonds (Cost: $427,666)				$445,349

Foreign Government Obligations(f)(g) 2.3%
ARGENTINA 0.1%
Argentina Republic Government International Bond (c)
04/22/26	7.500%	150,000		167,250
CANADA 0.3%
Canadian Government Bond
06/01/26	1.500%	CAD	475,000	378,508
CROATIA 0.2%
Croatia Government International Bond (c)
01/26/24	6.000%	200,000		224,660
DOMINICAN REPUBLIC 0.1%
Dominican Republic International Bond (c)
05/06/21	7.500%	137,000		154,056
GEORGIA 0.2%
Georgian Railway JSC (c)
07/11/22	7.750%	200,000		223,500
HUNGARY 0.5%
Hungary Government Bond
06/24/25	5.500%	HUF	100,300,000	438,428
MFB Hungarian Development Bank (c)
10/21/20	6.250%	200,000		224,068
Total				662,496
INDONESIA 0.4%
Indonesia Treasury Bond
05/15/31	8.750%	IDR	5,400,000,000	454,612
IRELAND 0.2%
Vnesheconombank Via VEB Finance PLC (c)
11/21/23	5.942%	200,000		209,291

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (f)(g) (continued)
IVORY COAST 0.1%
Ivory Coast Government International Bond (c)
07/23/24	5.375%	$200,000		$199,532
RUSSIAN FEDERATION 0.2%
Russian Federal Bond - OFZ
04/14/21	7.600%	RUB	18,000,000	267,320
Total Foreign Government Obligations (Cost: $2,844,025)				$2,941,225

	Shares	Value

Exchange-Traded Funds 14.6%
Vanguard Mortgage-Backed Securities ETF	22,648	$1,219,595
Vanguard REIT ETF	23,929	2,128,963
iPath Bloomberg Commodity Index Total Return ETN (b)	94,218	2,142,517
iShares JPMorgan USD Emerging Markets Bond ETF	14,101	1,652,919
iShares TIPS Bond ETF	49,239	5,713,694
iShares iBoxx $ High Yield Corporate Bond ETF	38,277	3,318,999
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,580	2,054,096
Total Exchange-Traded Funds (Cost: $17,386,381)		$18,230,783

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Put - OTC 5-Year Interest Rate Swap(h)
	600,000	2.00	12/02/16	$175
Put - OTC 5-Year Interest Rate Swap(h)(i)
	670,000	2.15	09/09/16	—
Total Options Purchased Puts (Cost: $17,595)				$175

	Shares	Value

Money Market Funds 60.2%
Columbia Short-Term Cash Fund, 0.415% (j)(k)	75,367,051	75,367,051
Total Money Market Funds (Cost: $75,367,051)		$75,367,051
Total Investments (Cost: $134,024,790) (l)		$136,443,553

Issuer	Shares	Value

Investments Sold Short (20.8)%

Common Stocks (20.8)%
CONSUMER DISCRETIONARY (4.8)%
Auto Components —%
BorgWarner, Inc.	(1,685)	$(57,947)
Automobiles (0.3)%
Fiat Chrysler Automobiles NV	(49,318)	(339,308)
Tesla Motors, Inc. (b)	(135)	(28,621)
Total		(367,929)
Distributors (0.4)%
Genuine Parts Co.	(4,434)	(455,904)
Hotels, Restaurants & Leisure (1.0)%
Cheesecake Factory, Inc. (The)	(4,415)	(226,975)
Chipotle Mexican Grill, Inc. (b)	(202)	(83,573)
Choice Hotels International, Inc.	(5,705)	(276,635)
Las Vegas Sands Corp.	(3,793)	(190,447)
Marriott International, Inc., Class A	(857)	(61,130)
McDonald’s Corp.	(1,280)	(148,045)
Texas Roadhouse, Inc.	(1,345)	(59,543)
Wyndham Worldwide Corp.	(973)	(68,879)
Wynn Resorts Ltd.	(1,506)	(134,516)
Total		(1,249,743)
Internet & Catalog Retail (0.1)%
Netflix, Inc. (b)	(732)	(71,334)
Media (1.0)%
Discovery Communications, Inc., Class A (b)	(2,145)	(54,719)
John Wiley & Sons, Inc., Class A	(717)	(41,679)
Meredith Corp.	(1,025)	(54,366)
Omnicom Group, Inc.	(3,072)	(264,591)
Regal Entertainment Group, Class A	(14,840)	(317,279)
Thomson Reuters Corp.	(9,662)	(400,877)
Walt Disney Co. (The)	(604)	(57,054)
WPP PLC, ADR	(651)	(75,431)
Total		(1,265,996)
Multiline Retail (0.6)%
Kohl’s Corp.	(5,200)	(230,776)
Nordstrom, Inc.	(6,558)	(330,917)
Target Corp.	(2,792)	(195,970)
Total		(757,663)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (1.2)%
AutoZone, Inc. (b)	(395)	$(293,011)
Best Buy Co., Inc.	(1,642)	(63,184)
CarMax, Inc. (b)	(2,612)	(153,977)
Dick’s Sporting Goods, Inc.	(7,371)	(431,941)
Finish Line, Inc., Class A (The)	(2,333)	(56,155)
Gap, Inc. (The)	(2,079)	(51,705)
Penske Automotive Group, Inc.	(2,812)	(127,384)
Ross Stores, Inc.	(781)	(48,609)
Tiffany & Co.	(1,172)	(83,646)
Ulta Salon Cosmetics & Fragrance, Inc. (b)	(1,060)	(262,043)
Total		(1,571,655)
Textiles, Apparel & Luxury Goods (0.2)%
Carter’s, Inc.	(331)	(31,541)
Fossil Group, Inc. (b)	(2,156)	(61,575)
Michael Kors Holdings Ltd. (b)	(1,044)	(51,104)
Ralph Lauren Corp.	(668)	(69,218)
Total		(213,438)
TOTAL CONSUMER DISCRETIONARY		(6,011,609)
CONSUMER STAPLES (1.2)%
Beverages (0.2)%
Brown-Forman Corp., Class B	(1,458)	(70,786)
Coca-Cola Co. (The)	(1,619)	(70,313)
Monster Beverage Corp. (b)	(850)	(130,807)
Total		(271,906)
Food & Staples Retailing (0.1)%
Whole Foods Market, Inc.	(2,327)	(70,694)
Food Products (0.5)%
B&G Foods, Inc.	(1,476)	(70,080)
Campbell Soup Co.	(1,155)	(70,132)
ConAgra Foods, Inc.	(1,503)	(70,055)
Kraft Heinz Co. (The)	(825)	(73,829)
McCormick & Co., Inc.	(701)	(71,474)
Treehouse Foods, Inc. (b)	(1,113)	(105,434)
WhiteWave Foods Co. (The) (b)	(2,406)	(133,365)
Total		(594,369)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (0.2)%
Church & Dwight Co., Inc.	(695)	$(69,097)
Clorox Co. (The)	(526)	(68,927)
Kimberly-Clark Corp.	(769)	(98,478)
Procter & Gamble Co. (The)	(1,148)	(100,232)
Total		(336,734)
Personal Products (0.2)%
Avon Products, Inc.	(26,923)	(153,461)
Coty, Inc., Class A	(2,567)	(69,180)
Estee Lauder Companies, Inc. (The), Class A	(751)	(67,012)
Total		(289,653)
TOTAL CONSUMER STAPLES		(1,563,356)
ENERGY (0.8)%
Energy Equipment & Services (0.1)%
Core Laboratories NV	(217)	(24,256)
Ensco PLC, Class A	(2,316)	(17,579)
National Oilwell Varco, Inc.	(1,420)	(47,627)
Noble Corp. PLC	(2,395)	(13,795)
Rowan Companies PLC, Class A	(1,531)	(19,076)
SEACOR Holdings, Inc. (b)	(437)	(25,687)
Total		(148,020)
Oil, Gas & Consumable Fuels (0.7)%
Apache Corp.	(617)	(30,665)
Cenovus Energy, Inc.	(5,936)	(85,775)
Cheniere Energy, Inc. (b)	(3,428)	(147,061)
Chevron Corp.	(836)	(84,085)
ConocoPhillips	(740)	(30,377)
Hollyfrontier Corp.	(922)	(23,862)
Marathon Oil Corp.	(2,495)	(37,475)
Oneok, Inc.	(1,290)	(60,488)
Royal Dutch Shell PLC, ADR, Class A	(2,397)	(117,213)
Southwestern Energy Co. (b)	(3,064)	(42,620)
Total SA, ADR	(2,535)	(121,046)
Williams Companies, Inc. (The)	(2,290)	(63,983)
Total		(844,650)
TOTAL ENERGY		(992,670)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (1.3)%
Banks (0.3)%
Cullen/frost Bankers, Inc.	(523)	$(38,127)
First Horizon National Corp.	(6,650)	(102,277)
M&T Bank Corp.	(922)	(109,100)
People’s United Financial	(5,138)	(83,492)
Synovus Financial Corp.	(2,873)	(95,039)
Total		(428,035)
Capital Markets (0.4)%
Affiliated Managers Group, Inc. (b)	(701)	(99,577)
Eaton Vance Corp.	(1,106)	(44,273)
Federated Investors, Inc., Class B	(1,262)	(40,763)
Franklin Resources, Inc.	(1,964)	(71,686)
Janus Capital Group, Inc.	(5,474)	(81,398)
Legg Mason, Inc.	(3,528)	(122,034)
TD Ameritrade Holding Corp.	(2,391)	(78,580)
Total		(538,311)
Diversified Financial Services (0.1)%
Factset Research Systems, Inc.	(347)	(61,777)
Insurance (0.4)%
Aon PLC	(778)	(86,630)
Mercury General Corp.	(2,509)	(136,239)
Principal Financial Group, Inc.	(1,210)	(59,375)
Travelers Companies, Inc. (The)	(539)	(63,984)

Insurance (continued)
Unum Group	(2,469)	(87,921)
WR Berkley Corp.	(624)	(37,047)
Total		(471,196)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp	(7,629)	(115,274)
TOTAL FINANCIALS		(1,614,593)
HEALTH CARE (3.7)%
Biotechnology (1.4)%
Exact Sciences Corp. (b)	(2,982)	(55,078)
OPKO Health, Inc. (b)	(37,994)	(345,745)
Regeneron Pharmaceuticals, Inc. (b)	(525)	(206,089)
Sarepta Therapeutics, Inc. (b)	(23,595)	(615,122)
Seattle Genetics, Inc. (b)	(11,139)	(496,242)
Total		(1,718,276)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (1.1)%
Baxter International, Inc.	(1,536)	$(71,777)
CR Bard, Inc.	(1,738)	(383,820)
Hill-Rom Holdings, Inc.	(1,039)	(61,623)
Intuitive Surgical, Inc. (b)	(28)	(19,220)
Stryker Corp.	(3,179)	(367,683)
Teleflex, Inc.	(476)	(87,151)
Varian Medical Systems, Inc. (b)	(3,577)	(343,857)
Total		(1,335,131)
Health Care Providers & Services (0.2)%
Henry Schein, Inc. (b)	(245)	(40,129)
Lifepoint Hospitals, Inc. (b)	(912)	(51,619)
Patterson Cos, Inc.	(2,491)	(114,586)
Quest Diagnostics, Inc.	(498)	(41,244)
Total		(247,578)
Health Care Technology (0.1)%
athenahealth, Inc. (b)	(204)	(24,976)
Inovalon Holdings, Inc. (b)	(7,341)	(115,254)
Total		(140,230)
Life Sciences Tools & Services (0.1)%
Bruker Corp.	(2,060)	(46,062)
Mettler-Toledo International, Inc. (b)	(118)	(47,562)
QIAGEN NV (b)	(1,992)	(52,808)
Waters Corp. (b)	(356)	(56,002)
Total		(202,434)
Pharmaceuticals (0.8)%
Astrazeneca PLC, ADR	(3,967)	(130,157)
Glaxosmithkline PLC, ADR	(2,460)	(106,912)
Mylan NV (b)	(2,067)	(87,558)
Novo Nordisk A/S, ADR	(8,754)	(408,987)
Roche Holding AG, ADR	(3,184)	(97,271)
Zoetis, Inc.	(3,570)	(182,427)
Total		(1,013,312)
TOTAL HEALTH CARE		(4,656,961)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (3.2)%
Aerospace & Defense (0.1)%
Triumph Group, Inc.	(1,968)	$(62,701)
Air Freight & Logistics (0.3)%
Expeditors International of Washington, Inc.	(7,165)	(362,907)
Airlines (0.1)%
Copa Holdings SA, Class A	(901)	(68,863)
Building Products (0.1)%
Armstrong World Industries, Inc. (b)	(2,818)	(122,499)
Construction & Engineering (0.3)%
Fluor Corp.	(8,006)	(415,511)
Electrical Equipment (0.1)%
Emerson Electric Co.	(1,906)	(100,408)
Industrial Conglomerates (0.8)%
3M Co.	(2,579)	(462,260)
General Electric Co.	(3,485)	(108,872)
Roper Industries, Inc.	(2,317)	(411,383)
Total		(982,515)
Machinery (0.6)%
Caterpillar, Inc.	(4,184)	(342,879)
Flowserve Corp.	(1,284)	(62,107)
Parker Hannifin Corp.	(3,149)	(385,847)
Total		(790,833)
Professional Services (0.3)%
IHS Markit Ltd. (b)	(2,154)	(80,387)
Robert Half International, Inc.	(8,960)	(343,437)
Total		(423,824)
Road & Rail (0.1)%
Avis Budget Group, Inc. (b)	(1,528)	(55,207)
Genesee & Wyoming, Inc., Class A (b)	(1,694)	(115,175)
Total		(170,382)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (0.4)%
Air Lease Corp.	(4,358)	$(128,038)
MSC Industrial Direct Co., Inc., Class A	(5,082)	(371,189)
Total		(499,227)
TOTAL INDUSTRIALS		(3,999,670)
INFORMATION TECHNOLOGY (4.4)%
Communications Equipment (0.1)%
Brocade Communications Systems, Inc.	(15,529)	(139,450)
Electronic Equipment, Instruments & Components (0.9)%
Dolby Laboratories, Inc., Class A	(10,823)	(529,678)
IPG Photonics Corp. (b)	(7,527)	(654,698)
Total		(1,184,376)
Internet Software & Services (0.1)%
Facebook Inc., Class A (b)	(1,368)	(172,532)
IT Services (1.1)%
Accenture PLC, Class A	(1,383)	(159,045)
First Data Corp., Class A (b)	(20,819)	(289,800)
International Business Machines Corp.	(1,849)	(293,769)
Teradata Corp. (b)	(5,512)	(174,896)
Xerox Corp.	(44,402)	(437,360)
Total		(1,354,870)
Semiconductors & Semiconductor Equipment (1.1)%
Advanced Micro Devices, Inc. (b)	(30,140)	(223,036)
ASML Holding NV	(930)	(99,091)
Cypress Semiconductor Corp.	(8,007)	(95,524)
Intel Corp.	(5,575)	(200,087)
Kla-tencor Corporation	(4,871)	(337,365)
Texas Instruments, Inc.	(5,329)	(370,579)
Total		(1,325,682)
Software (0.7)%
Adobe Systems, Inc. (b)	(1,062)	(108,653)
FireEye, Inc. (b)	(8,270)	(118,757)
Oracle Corp.	(1,856)	(76,505)
VMware, Inc., Class A (b)	(5,843)	(428,467)
Zynga, Inc., Class A (b)	(45,548)	(124,346)
Total		(856,728)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (0.4)%
Hewlett Packard Enterprise Co.	(20,854)	$(447,944)
TOTAL INFORMATION TECHNOLOGY		(5,481,582)
MATERIALS (0.7)%
Chemicals (0.6)%
Agrium, Inc.	(646)	(62,249)
Air Products & Chemicals, Inc.	(252)	(39,216)
Ashland, Inc.	(1,076)	(125,978)
Axalta Coating Systems Ltd. (b)	(1,774)	(50,772)
Ecolab, Inc.	(320)	(39,376)
FMC Corp.	(2,985)	(140,116)
International Flavors & Fragrances, Inc.	(284)	(39,357)
Platform Specialty Products Corp. (b)	(12,866)	(116,437)
WR Grace & Co.	(1,194)	(93,287)
Total		(706,788)
Containers & Packaging —%
Sonoco Products Co.	(1,138)	(58,653)
Metals & Mining (0.1)%
Arcelormittal (b)	(12,657)	(74,043)
BHP Billiton Ltd., ADR	(2,436)	(73,080)
Total		(147,123)
TOTAL MATERIALS		(912,564)
TELECOMMUNICATION SERVICES (0.2)%
Diversified Telecommunication Services (0.2)%
BCE, Inc.	(792)	(36,986)
SBA Communications Corp., Class A (b)	(313)	(35,729)
Telus Corp.	(2,119)	(69,461)
Verizon Communications, Inc.	(1,815)	(94,979)
Total		(237,155)
TOTAL TELECOMMUNICATION SERVICES		(237,155)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.5)%
Electric Utilities (0.1)%
Southern Co. (The)	(2,232)	$(114,569)
Independent Power and Renewable Electricity Producers (0.1)%
NRG Energy, Inc.	(8,928)	(108,118)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(1,635)	(123,034)
Dominion Resources, Inc.	(1,329)	(98,558)
Sempra Energy	(1,157)	(121,057)
Total		(342,649)
Water Utilities (0.1)%
Aqua America, Inc.	(2,429)	$(73,866)
TOTAL UTILITIES		(639,202)
Total Common Stocks (Proceeds: $24,512,708)		$(26,109,362)
Total Investments Sold Short (Proceeds: $24,512,708)		$(26,109,362)
Total Investments, Net of Investments Sold Short		110,334,191(m)
Other Assets & Liabilities, Net		14,948,847
Net Assets		$125,283,038

At August 31, 2016, securities and cash totaling $50,466,218 were pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at August 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BNP Paribas	09/23/2016	248,915 USD	2,104,000 SEK	—	(2,874)
BNP Paribas	10/14/2016	4,200,000 CAD	3,266,197 USD	62,800	—
BNP Paribas	10/14/2016	100,000 CAD	77,796 USD	1,525	—
BNP Paribas	10/14/2016	3,807,521 EUR	4,303,527 USD	48,544	—
BNP Paribas	10/14/2016	100,000 GBP	131,937 USD	492	—
BNP Paribas	10/14/2016	2,800,000 NOK	341,599 USD	5,546	—
BNP Paribas	10/14/2016	2,260,385 NZD	1,641,153 USD	4,010	—
BNP Paribas	10/14/2016	100,000 NZD	72,605 USD	177	—
BNP Paribas	10/14/2016	1,881,554 SEK	224,221 USD	3,964	—
BNP Paribas	10/14/2016	22,093,401 SGD	16,496,230 USD	281,866	—
BNP Paribas	10/14/2016	307,560 USD	400,000 AUD	—	(7,262)
BNP Paribas	10/14/2016	1,370,371 USD	1,787,843 AUD	—	(28,159)
BNP Paribas	10/14/2016	312,705 USD	300,000 CHF	—	(6,899)
BNP Paribas	10/14/2016	2,814,347 USD	2,700,000 CHF	—	(62,091)
BNP Paribas	10/14/2016	883,277 USD	781,474 EUR	—	(9,963)
BNP Paribas	10/14/2016	9,287,866 USD	7,113,323 GBP	62,295	—
BNP Paribas	10/14/2016	2,136,640 USD	213,587,121 JPY	—	(68,391)
BNP Paribas	10/14/2016	10,049,702 USD	1,004,608,421 JPY	—	(321,679)
BNP Paribas	10/14/2016	285,156 USD	2,337,405 NOK	—	(4,623)
BNP Paribas	10/14/2016	3,945,718 USD	33,100,000 SEK	—	(70,984)
BNP Paribas	10/14/2016	630,382 USD	844,270 SGD	—	(10,771)
Barclays	09/23/2016	2,483,000 CNH	373,148 USD	2,353	—
Barclays	09/26/2016	123,276,000 HUF	446,848 USD	2,736	—
Barclays	09/26/2016	9,178 USD	168,000 MXN	—	(265)
Barclays	09/28/2016	3,688,774 USD	2,816,000 GBP	11,543	—
Barclays	10/14/2016	1,100,000 CHF	1,146,481 USD	25,191	—
Citi	09/23/2016	2,442,000 CNH	367,011 USD	2,338	—
Citi	09/23/2016	44,000 EUR	49,293 USD	167	—
Citi	09/23/2016	347,369 USD	308,000 EUR	—	(3,485)
Citi	09/26/2016	35,000 AUD	26,628 USD	340	—
Citi	09/28/2016	5,497,000 EUR	6,224,096 USD	85,273	—
Credit Suisse	09/23/2016	184,000 GBP	244,164 USD	2,413	—
Credit Suisse	09/23/2016	96,000 GBP	124,558 USD	—	(1,573)
Credit Suisse	09/26/2016	31,000 EUR	34,975 USD	359	—
Credit Suisse	09/26/2016	18,001,980 RUB	274,391 USD	707	—
Credit Suisse	10/14/2016	100,000 AUD	76,468 USD	1,394	—
Credit Suisse	10/14/2016	100,000 CAD	77,531 USD	1,260	—
Credit Suisse	10/14/2016	200,000 CHF	208,455 USD	4,584	—
Credit Suisse	10/14/2016	69,569 EUR	78,605 USD	860	—
Credit Suisse	10/14/2016	200,000 GBP	261,092 USD	—	(1,799)
Credit Suisse	10/14/2016	1,400,000 GBP	1,827,644 USD	—	(12,596)
Credit Suisse	10/14/2016	1,600,000 NZD	1,161,648 USD	2,806	—
Credit Suisse	10/14/2016	3,900,000 SEK	464,731 USD	8,191	—
Credit Suisse	10/14/2016	2,600,000 SEK	309,859 USD	5,500	—
Credit Suisse	10/14/2016	103,595 USD	100,000 CHF	—	(1,659)
Credit Suisse	10/14/2016	1,824,091 USD	182,300,000 JPY	—	(58,808)
Credit Suisse	10/14/2016	222,091 USD	300,000 SGD	—	(1,920)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	10/14/2016	100,000 CAD	77,847 USD	1,576	—
Deutsche Bank	10/14/2016	100,000 CHF	104,327 USD	2,391	—
Deutsche Bank	10/14/2016	100,000 CHF	104,297 USD	2,362	—
Deutsche Bank	10/14/2016	3,126,368 EUR	3,533,537 USD	39,757	—
Deutsche Bank	10/14/2016	200,000 GBP	261,029 USD	—	(1,862)
Deutsche Bank	10/14/2016	7,671,054 GBP	10,011,853 USD	—	(71,421)
Deutsche Bank	10/14/2016	152,787,121 JPY	1,528,995 USD	49,496	—
Deutsche Bank	10/14/2016	16,500,000 JPY	165,040 USD	5,264	—
Deutsche Bank	10/14/2016	759,198 NZD	553,496 USD	3,626	—
Deutsche Bank	10/14/2016	165,540 NZD	120,258 USD	362	—
Deutsche Bank	10/14/2016	14,005,246 SEK	1,669,194 USD	29,719	—
Deutsche Bank	10/14/2016	600,000 SGD	443,987 USD	3,647	—
Deutsche Bank	10/14/2016	691,003 USD	898,400 AUD	—	(16,535)
Deutsche Bank	10/14/2016	1,580,324 USD	2,054,639 AUD	—	(37,816)
Deutsche Bank	10/14/2016	4,387,761 USD	5,636,377 CAD	—	(88,819)
Deutsche Bank	10/14/2016	9,770,986 USD	9,368,402 CHF	—	(221,267)
Deutsche Bank	10/14/2016	113,024 USD	100,000 EUR	—	(1,272)
Deutsche Bank	10/14/2016	518,247 USD	456,544 EUR	—	(8,050)
Deutsche Bank	10/14/2016	5,187,161 USD	518,334,785 JPY	—	(167,919)
Deutsche Bank	10/14/2016	109,775 USD	900,000 NOK	—	(1,758)
Deutsche Bank	10/14/2016	571,677 USD	4,686,942 NOK	—	(9,154)
Deutsche Bank	10/14/2016	605,637 USD	5,081,554 SEK	—	(10,783)
Deutsche Bank	10/14/2016	522,923 USD	700,000 SGD	—	(9,192)
Deutsche Bank	10/14/2016	18,001,616 USD	24,097,503 SGD	—	(316,439)
HSBC	09/26/2016	299 USD	30,000 JPY	—	(9)
HSBC	09/28/2016	2,405,000 CHF	2,504,193 USD	54,911	—
HSBC	09/28/2016	36,886 USD	51,000 NZD	78	—
HSBC	09/28/2016	6,130,037 USD	8,437,000 NZD	—	(15,022)
HSBC	10/14/2016	15,142,874 AUD	11,642,690 USD	274,268	—
HSBC	10/14/2016	898,400 AUD	690,740 USD	16,272	—
HSBC	10/14/2016	1,693,362 CAD	1,317,370 USD	25,820	—
HSBC	10/14/2016	100,000 CAD	77,796 USD	1,524	—
HSBC	10/14/2016	1,380,009 CHF	1,438,498 USD	31,780	—
HSBC	10/14/2016	200,000 CHF	208,477 USD	4,606	—
HSBC	10/14/2016	4,325,627 EUR	4,888,292 USD	54,315	—
HSBC	10/14/2016	3,825,240 GBP	4,992,015 USD	—	(36,101)
HSBC	10/14/2016	4,400,000 JPY	44,021 USD	1,414	—
HSBC	10/14/2016	1,700,000 NOK	207,385 USD	3,352	—
HSBC	10/14/2016	1,600,000 NOK	195,186 USD	3,156	—
HSBC	10/14/2016	200,000 NZD	145,291 USD	436	—
HSBC	10/14/2016	5,158,117 SEK	614,917 USD	11,101	—
HSBC	10/14/2016	113,008 USD	100,000 EUR	—	(1,256)
HSBC	10/14/2016	130,502 USD	100,000 GBP	944	—
HSBC	10/14/2016	3,685,121 USD	368,333,735 JPY	—	(118,399)
HSBC	10/14/2016	6,671,655 USD	9,183,865 NZD	—	(20,001)
HSBC	10/14/2016	369,562 USD	3,100,000 SEK	—	(6,671)
HSBC	10/14/2016	224,075 USD	300,000 SGD	—	(3,904)
HSBC	10/14/2016	2,776,814 USD	3,717,709 SGD	—	(48,384)
Morgan Stanley	09/28/2016	2,476,704 USD	3,200,000 CAD	—	(36,208)
Morgan Stanley	10/14/2016	100,000 CHF	104,244 USD	2,308	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	10/14/2016	18,000,000 JPY	180,058 USD	5,757	—
Morgan Stanley	10/14/2016	1,100,000 SEK	131,051 USD	2,283	—
Standard Chartered	09/23/2016	11,488,000 MXN	626,080 USD	16,466	—
Standard Chartered	09/23/2016	1,012,014 USD	18,371,000 MXN	—	(37,151)
Standard Chartered	09/26/2016	327,800 GBP	426,392 USD	—	(4,325)
Standard Chartered	09/26/2016	6,173,544,000 IDR	467,263 USD	4,167	—
State Street	09/23/2016	744,000 NZD	534,788 USD	—	(4,569)
State Street	09/26/2016	740,000 CAD	573,836 USD	9,478	—
State Street	09/28/2016	31,277,000 SEK	3,683,990 USD	25,537	—
State Street	10/14/2016	200,000 CAD	155,671 USD	3,128	—
State Street	10/14/2016	3,919,890 CHF	4,086,667 USD	90,911	—
State Street	10/14/2016	1,003,271 GBP	1,309,701 USD	—	(9,056)
State Street	10/14/2016	475,006,872 JPY	4,751,637 USD	151,956	—
State Street	10/14/2016	8,500,000 NOK	1,036,520 USD	16,358	—
State Street	10/14/2016	100,000 NOK	12,194 USD	192	—
State Street	10/14/2016	2,468,310 NZD	1,793,331 USD	5,593	—
State Street	10/14/2016	4,415,706 SGD	3,297,641 USD	56,951	—
State Street	10/14/2016	2,402,488 USD	3,122,089 AUD	—	(58,599)
State Street	10/14/2016	1,618,204 USD	2,079,006 CAD	—	(32,518)
State Street	10/14/2016	104,255 USD	100,000 CHF	—	(2,319)
State Street	10/14/2016	4,322,649 USD	3,823,793 EUR	—	(49,482)
State Street	10/14/2016	272,090 USD	27,200,000 JPY	—	(8,701)
State Street	10/14/2016	653,888 USD	900,000 NZD	—	(2,039)
State Street	10/14/2016	3,586,654 USD	30,100,000 SEK	—	(63,105)
State Street	10/14/2016	970,838 USD	1,300,000 SGD	—	(16,767)
UBS	10/14/2016	300,000 AUD	225,025 USD	—	(198)
UBS	10/14/2016	718,348 CAD	559,121 USD	11,227	—
UBS	10/14/2016	6,385,883 CHF	6,655,138 USD	145,662	—
UBS	10/14/2016	500,000 EUR	565,268 USD	6,507	—
UBS	10/14/2016	200,000 EUR	223,373 USD	—	(131)
UBS	10/14/2016	1,580,815,434 JPY	15,812,093 USD	504,427	—
UBS	10/14/2016	27,900,000 JPY	279,098 USD	8,931	—
UBS	10/14/2016	2,256,900 NZD	1,639,681 USD	5,062	—
UBS	10/14/2016	100,000 NZD	72,038 USD	—	(390)
UBS	10/14/2016	44,866,876 SEK	5,346,540 USD	94,358	—
UBS	10/14/2016	4,800,000 SEK	572,011 USD	10,116	—
UBS	10/14/2016	2,300,000 SGD	1,717,701 USD	29,729	—
UBS	10/14/2016	1,655,881 SGD	1,236,656 USD	21,404	—
UBS	10/14/2016	200,000 SGD	146,528 USD	—	(252)
UBS	10/14/2016	76,925 USD	100,000 AUD	—	(1,851)
UBS	10/14/2016	6,196,607 USD	8,055,388 AUD	—	(149,073)
UBS	10/14/2016	458,577 USD	600,000 CAD	—	(949)
UBS	10/14/2016	389,171 USD	500,000 CAD	—	(7,815)
UBS	10/14/2016	208,501 USD	200,000 CHF	—	(4,630)
UBS	10/14/2016	7,911,579 USD	6,998,084 EUR	—	(91,077)
UBS	10/14/2016	8,598,668 USD	6,586,242 GBP	58,667	—
UBS	10/14/2016	215,633 USD	1,800,000 NOK	401	—
UBS	10/14/2016	182,945 USD	1,500,000 NOK	—	(2,916)
UBS	10/14/2016	792,760 USD	6,500,000 NOK	—	(12,636)
Total				2,538,987	(2,484,592)

Futures Contracts Outstanding at August 31, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10 Year Mini JGB	50	JPY	7,317,934	09/2016	—	(20,396)
3-Month Euroyen TFX	23	JPY	5,559,102	03/2017	425	—
90-Day Sterling	21	GBP	3,437,365	03/2017	—	(1,267)
Australian 10 Year Bond	23	AUD	2,383,586	09/2016	31,322	—
Australian 3 Year Bond	11	AUD	938,570	09/2016	3,032	—
Banker’s Acceptance	21	CAD	3,966,524	03/2017	153	—
CAC40 Index	2	EUR	99,007	09/2016	—	(575)
Canadian Government 10-Year Bond	50	CAD	5,595,928	12/2016	12,718	—
EURO STOXX 50	25	EUR	844,954	09/2016	56,207	—
Euro CHF 3-Month ICE	2	CHF	512,429	03/2017	—	(107)
Euro CHF 3-Month ICE	9	CHF	2,305,933	03/2017	—	(924)
Euro-Bund	35	EUR	6,534,642	09/2016	91,071	—
FTSE 100 Index	9	GBP	801,993	09/2016	99,953	—
FTSE 100 Index	3	GBP	267,331	09/2016	8,083	—
Hang Seng Index	1	HKD	147,785	09/2016	448	—
Long Gilt	7	GBP	1,209,030	12/2016	2,468	—
MSCI Singapore IX ETS	4	SGD	91,130	09/2016	—	(1,703)
Mini MSCI Emerging Markets Index	34	USD	1,509,430	09/2016	133,204	—
S&P 500 E-mini	39	USD	4,230,525	09/2016	160,291	—
S&P 500 E-mini	2	USD	216,950	09/2016	945	—
S&P/TSE 60 Index	3	CAD	388,943	09/2016	4,226	—
S&P/TSX 60 Index	4	CAD	518,591	09/2016	4,189	—
SPI 200 Index	2	AUD	203,294	09/2016	8,878	—
SPI 200 Index	1	AUD	101,647	09/2016	—	(847)
SPI 200 Index	2	AUD	203,294	09/2016	—	(1,196)
TOPIX Index	12	JPY	1,543,131	09/2016	14,072	—
U.S. Long Bond	1	USD	170,375	12/2016	—	(424)
U.S. Long Bond	6	USD	1,022,250	12/2016	—	(2,544)
U.S. Treasury 10-Year Note	8	USD	1,047,375	12/2016	—	(1,203)
U.S. Treasury 10-Year Note	8	USD	1,047,375	12/2016	—	(2,701)
U.S. Treasury 5-Year Note	39	USD	4,728,750	12/2016	—	(9,824)
Total			58,945,173		631,685	(43,711)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3-Month Euro Euribor	(15)	EUR	(4,196,951)	03/2017	—	(21)
3-Month Euroyen TFX	(14)	JPY	(3,383,801)	03/2017	—	(225)
90-Day Euro$	(15)	USD	(3,712,875)	03/2017	3,647	—
90-Day Euro$	(1)	USD	(247,525)	03/2017	85	—
90-Day Sterling	(13)	GBP	(2,127,893)	03/2017	581	—
Australian 10-Year Bond	(4)	AUD	(414,537)	09/2016	—	(586)
Banker’s Acceptance	(19)	CAD	(3,588,760)	03/2017	8	—
EURO STOXX 50	(1)	EUR	(33,798)	09/2016	—	(166)
EURO STOXX 50	(1)	EUR	(33,798)	09/2016	—	(269)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Euro CHF 3-Month ICE	(14)	CHF	(3,587,006)	03/2017	2,105	—
Euro-Bund	(3)	EUR	(560,112)	09/2016	1,074	—
Euro-Bund	(10)	EUR	(1,867,041)	09/2016	—	(20,699)
FTSE 100 Index	(1)	GBP	(89,110)	09/2016	438	—
Long Gilt	(19)	GBP	(3,281,652)	12/2016	—	(5,148)
MSCI Singapore IX ETS	(8)	SGD	(182,260)	09/2016	3,340	—
OMXS30 Index	(2)	SEK	(33,122)	09/2016	—	(161)
S&P 500 E-mini	(1)	USD	(108,475)	09/2016	460	—
U.S. Long Bond	(3)	USD	(511,125)	12/2016	1,236	—
Total			(27,959,841)		12,974	(27,275)

Credit Default Swap Contracts Outstanding at August 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	300,000	19,298	18,516	—	(608)	174	—
Goldman Sachs International	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	800,000	51,459	67,904	—	(1,622)	—	(18,067)
Goldman Sachs International	Markit CDX Emerging Markets Index, Series 25	06/20/2021	1.000	USD	700,000	45,027	42,987	—	(1,419)	621	—
Total							129,407	—		795	(18,067)

Cleared Credit Default Swap Contracts Outstanding at August 31, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	200,000	—	(3,158)

Cleared Interest Rate Swap Contracts Outstanding at August 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.577%	09/15/2020	USD	239,700	—	(5,334)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.905%	09/15/2022	USD	3,489,000	—	(155,075)
Total						—	(160,409)

Total Return Swap Contracts Outstanding at August 31, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 44 Excess Return(a)	Fixed rate of 0.350%	11/09/2016	USD	8,654,961	—	—	—	(195,901)
Goldman Sachs International	Total return on Goldman Sachs Risk Premia Basket Series 27 Excess Return(b)	Fixed rate of 0.350%	11/30/2016	USD	18,784,299	—	—	—	(409,360)
Total						—	—	—	(605,261)

(a)

Underlying assets of this index include forward foreign currency exchange contracts, foreign and domestic long/short commodity futures, foreign and domestic long/short index futures, options on short commodity futures, options on domestic and foreign indices, short currency options, foreign indices, and long/short domestic and foreign equities.

(b)

Underlying assets of this index include forward foreign currency exchange contracts, long/short commodity futures, options on short commodity futures, options on domestic and foreign indices, and long/short domestic and foreign equities.

Notes to Consolidated Portfolio of Investments

(a)	This security or a portion of this security has been pledged as collateral in connection with securities sold short.
(b)	Non-income producing investment.
(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At August 31, 2016, the value of these securities amounted to $2,799,375 or 2.23% of net assets.

(d)	Variable rate security.
(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Purchased swaption contracts outstanding at August 31, 2016:

Description	Counterparty	Fund Receives	Fund Pays	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.150%	2.150	09/13/2021	670,000	9,196	—
Put - OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR BBA	Fixed rate of 2.000%	2.000	12/06/2021	600,000	8,399	175
Total							17,595	175

(i)	Negligible market value.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	84,043,686	32,986,478	(41,663,113)	75,367,051	88,762	75,367,051

(l)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $134,025,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,851,000
Unrealized Depreciation	(1,432,000)
Net Unrealized Appreciation	$2,419,000

(m)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	7,651,648	—	—	7,651,648
Consumer Staples	2,761,781	—	—	2,761,781
Energy	1,685,932	—	—	1,685,932
Financials	3,437,532	—	—	3,437,532
Health Care	6,355,627	—	—	6,355,627
Industrials	4,555,932	—	—	4,555,932
Information Technology	8,051,169	—	—	8,051,169
Materials	1,601,446	—	—	1,601,446
Telecommunication Services	185,148	—	—	185,148
Utilities	1,037,494	—	—	1,037,494
Total Common Stocks	37,323,709	—	—	37,323,709
Corporate Bonds & Notes	—	1,429,055	—	1,429,055
Residential Mortgage-Backed Securities - Agency	—	49,870	—	49,870
Commercial Mortgage-Backed Securities - Non-Agency	—	556,320	—	556,320
Asset-Backed Securities - Non-Agency	—	—	100,016	100,016
Inflation-Indexed Bonds	—	445,349	—	445,349
Foreign Government Obligations	—	2,941,225	—	2,941,225
Exchange-Traded Funds	18,230,783	—	—	18,230,783
Options Purchased Puts	—	175	—	175
Investments measured at net asset value
Money Market Funds	—	—	—	75,367,051
Total Investments	55,554,492	5,421,994	100,016	136,443,553
Investments Sold Short
Common Stocks
Consumer Discretionary	(6,011,609)	—	—	(6,011,609)
Consumer Staples	(1,563,356)	—	—	(1,563,356)
Energy	(992,670)	—	—	(992,670)
Financials	(1,614,593)	—	—	(1,614,593)
Health Care	(4,656,961)	—	—	(4,656,961)
Industrials	(3,999,670)	—	—	(3,999,670)
Information Technology	(5,481,582)	—	—	(5,481,582)
Materials	(912,564)	—	—	(912,564)
Telecommunication Services	(237,155)	—	—	(237,155)
Utilities	(639,202)	—	—	(639,202)
Total Common Stocks	(26,109,362)	—	—	(26,109,362)
Total Investments Sold Short	(26,109,362)	—	—	(26,109,362)
Total Investments, Net of Investments Sold Short	29,445,130	5,421,994	100,016	110,334,191
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,538,987	—	2,538,987
Futures Contracts	644,659	—	—	644,659
Swap Contracts	—	795	—	795
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,484,592)	—	(2,484,592)
Futures Contracts	(70,986)	—	—	(70,986)
Swap Contracts	—	(181,634)	(605,261)	(786,895)
Total	30,018,803	5,295,550	(505,245)	110,176,159

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Dividend Income Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.4%
CONSUMER DISCRETIONARY 8.7%
Distributors 0.6%
Genuine Parts Co.	580,000	$59,635,600
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	688,500	79,631,910
Media 3.9%
Comcast Corp., Class A	3,328,800	217,237,488
Interpublic Group of Companies, Inc. (The)	2,010,000	46,511,400
Time Warner, Inc.	1,326,000	103,971,660
Total		367,720,548
Specialty Retail 3.0%
Home Depot, Inc. (The)	1,700,000	228,004,000
TJX Companies, Inc. (The)	740,000	57,305,600
Total		285,309,600
Textiles, Apparel & Luxury Goods 0.4%
VF Corp.	658,800	40,878,540
TOTAL CONSUMER DISCRETIONARY		833,176,198
CONSUMER STAPLES 12.2%
Beverages 2.0%
Coca-Cola European Partners PLC	1,228,000	47,216,600
PepsiCo, Inc.	1,338,500	142,884,875
Total		190,101,475
Food & Staples Retailing 2.7%
CVS Health Corp.	1,852,000	172,976,800
Wal-Mart Stores, Inc.	1,254,000	89,585,760
Total		262,562,560
Food Products 1.2%
General Mills, Inc.	1,570,000	111,187,400
Household Products 2.0%
Kimberly-Clark Corp.	620,000	79,397,200
Procter & Gamble Co. (The)	1,260,000	110,010,600
Total		189,407,800
Tobacco 4.3%
Altria Group, Inc.	2,900,000	191,661,000
Philip Morris International, Inc.	2,230,000	222,843,900
Total		414,504,900
TOTAL CONSUMER STAPLES		1,167,764,135

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 8.2%
Energy Equipment & Services 1.9%
Schlumberger Ltd.	2,205,000	$174,195,000
Oil, Gas & Consumable Fuels 6.3%
Chevron Corp.	1,180,000	118,684,400
Exxon Mobil Corp.	3,500,000	304,990,000
Occidental Petroleum Corp.	1,025,000	78,771,250
Suncor Energy, Inc.	1,600,000	43,376,000
Valero Energy Corp.	1,042,000	57,674,700
Total		603,496,350
TOTAL ENERGY		777,691,350
FINANCIALS 18.7%
Banks 7.9%
Bank of America Corp.	4,625,000	74,647,500
BB&T Corp.	1,225,000	47,162,500
JPMorgan Chase & Co.	3,866,600	260,995,500
PNC Financial Services Group, Inc. (The)	1,312,825	118,285,532
U.S. Bancorp	2,162,000	95,452,300
Wells Fargo & Co.	3,125,000	158,750,000
Total		755,293,332
Capital Markets 2.5%
BlackRock, Inc.	320,550	119,504,246
Northern Trust Corp.	1,036,000	73,131,240
T. Rowe Price Group, Inc.	709,000	49,303,860
Total		241,939,346
Diversified Financial Services 1.3%
CME Group, Inc.	1,190,000	128,936,500
Insurance 3.3%
Chubb Ltd.	1,280,000	162,470,400
Marsh & McLennan Companies, Inc.	2,192,000	148,244,960
Total		310,715,360
Real Estate Investment Trusts (REITs) 3.7%
American Tower Corp.	237,000	26,871,060
AvalonBay Communities, Inc.	311,000	54,428,110
Crown Castle International Corp.	377,500	35,775,675
Duke Realty Corp.	1,206,500	33,926,780
Essex Property Trust, Inc.	146,675	33,309,892
Public Storage	455,000	101,892,700
Simon Property Group, Inc.	301,000	64,856,470
Total		351,060,687
TOTAL FINANCIALS		1,787,945,225

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 11.5%
Biotechnology 1.3%
AbbVie, Inc.	1,875,000	$120,187,500
Health Care Equipment & Supplies 0.7%
Medtronic PLC	822,800	71,608,284
Health Care Providers & Services 0.7%
Aetna, Inc.	186,800	21,878,016
UnitedHealth Group, Inc.	338,500	46,052,925
Total		67,930,941
Pharmaceuticals 8.8%
Bristol-Myers Squibb Co.	760,000	43,616,400
Eli Lilly & Co.	575,000	44,706,250
Johnson & Johnson	2,600,000	310,284,000
Merck & Co., Inc.	3,780,000	237,346,200
Pfizer, Inc.	5,895,000	205,146,000
Total		841,098,850
TOTAL HEALTH CARE		1,100,825,575
INDUSTRIALS 12.3%
Aerospace & Defense 6.3%
Boeing Co. (The)	344,491	44,594,360
General Dynamics Corp.	1,090,000	165,919,800
Honeywell International, Inc.	1,630,397	190,283,634
Lockheed Martin Corp.	651,245	158,232,997
United Technologies Corp.	423,716	45,096,094
Total		604,126,885
Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	1,500,000	163,830,000
Commercial Services & Supplies 0.9%
Waste Management, Inc.	1,363,171	87,161,154
Industrial Conglomerates 2.1%
General Electric Co.	6,295,699	196,677,637
Machinery 1.3%
Dover Corp.	756,654	54,857,415
Parker-Hannifin Corp.	522,500	64,021,925
Total		118,879,340
TOTAL INDUSTRIALS		1,170,675,016

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 13.7%
Communications Equipment 1.9%
Cisco Systems, Inc.	5,800,000	$182,352,000
IT Services 1.2%
Automatic Data Processing, Inc.	1,232,000	110,645,920
Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	2,840,000	101,927,600
Lam Research Corp.	800,000	74,656,000
QUALCOMM, Inc.	905,000	57,078,350
Texas Instruments, Inc.	1,642,500	114,219,450
Total		347,881,400
Software 4.6%
Activision Blizzard, Inc.	1,300,000	53,781,000
Microsoft Corp.	6,685,000	384,120,100
Total		437,901,100
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	2,140,000	227,054,000
TOTAL INFORMATION TECHNOLOGY		1,305,834,420
MATERIALS 2.0%
Chemicals 1.4%
Dow Chemical Co. (The)	826,500	44,333,460
LyondellBasell Industries NV, Class A	675,000	53,250,750
Sherwin-Williams Co. (The)	128,000	36,314,880
Total		133,899,090
Containers & Packaging 0.6%
Sonoco Products Co.	1,146,000	59,064,840
TOTAL MATERIALS		192,963,930
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	4,100,000	214,553,000
TOTAL TELECOMMUNICATION SERVICES		214,553,000
UTILITIES 4.8%
Electric Utilities 2.4%
American Electric Power Co., Inc.	892,500	57,628,725
Eversource Energy	1,049,500	56,641,515
NextEra Energy, Inc.	525,000	63,493,500

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
PG&E Corp.	848,225	$52,539,057
Total		230,302,797
Multi-Utilities 2.4%
CMS Energy Corp.	1,605,000	67,361,850
Dominion Resources, Inc.	705,000	52,282,800
Sempra Energy	438,000	45,827,940
WEC Energy Group, Inc.	1,042,500	62,424,900
Total		227,897,490
TOTAL UTILITIES		458,200,287
Total Common Stocks (Cost: $6,156,032,837)		$9,009,629,136

Convertible Preferred Stocks 0.2%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Hess Corp., 8.000%	284,000	18,783,760
TOTAL ENERGY		18,783,760
Total Convertible Preferred Stocks (Cost: $16,010,572)		$18,783,760

	Shares	Value

Exchange-Traded Funds 1.9%
SPDR S&P 500 ETF Trust	830,000	$180,475,200
Total Exchange-Traded Funds (Cost: $171,061,976)		$180,475,200

	Shares	Value

Money Market Funds 3.2%
Columbia Short-Term Cash Fund, 0.415% (a)(b)	305,399,801	$305,399,801
Total Money Market Funds (Cost: $305,399,801)		$305,399,801
Total Investments
(Cost: $6,648,505,186) (c)		$9,514,287,897(d	)
Other Assets & Liabilities, Net		27,428,720
Net Assets		$9,541,716,617

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	383,359,315	263,586,430	(341,545,944)	305,399,801	320,501	305,399,801

(c)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $6,648,505,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,883,923,000
Unrealized Depreciation	(18,140,000)
Net Unrealized Appreciation	$2,865,783,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	833,176,198	—	—	833,176,198
Consumer Staples	1,167,764,135	—	—	1,167,764,135
Energy	777,691,350	—	—	777,691,350
Financials	1,787,945,225	—	—	1,787,945,225
Health Care	1,100,825,575	—	—	1,100,825,575
Industrials	1,170,675,016	—	—	1,170,675,016
Information Technology	1,305,834,420	—	—	1,305,834,420
Materials	192,963,930	—	—	192,963,930
Telecommunication Services	214,553,000	—	—	214,553,000
Utilities	458,200,287	—	—	458,200,287
Total Common Stocks	9,009,629,136	—	—	9,009,629,136
Convertible Preferred Stocks
Energy	18,783,760	—	—	18,783,760
Exchange-Traded Funds	180,475,200	—	—	180,475,200
Investments measured at net asset value
Money Market Funds	—	—	—	305,399,801
Total Investments	9,208,888,096	—	—	9,514,287,897

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

August 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.4%
ALABAMA 0.9%
Lower Alabama Gas District (The) Revenue Bonds Series 2016A
09/01/46	5.000%	$6,215,000	$8,421,076
ALASKA 0.6%
City of Koyukuk Prerefunded 10/01/19 Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	5,000,000	6,028,100
ARIZONA 1.9%
City of Glendale Water & Sewer Refunding Revenue Bonds Senior Lien Series 2015
07/01/27	5.000%	2,500,000	3,143,650
Industrial Development Authority of the County of Pima (The) Revenue Bonds American Charter Schools Foundation Series 2007A
07/01/38	5.625%	3,840,000	3,775,718
Industrial Development Authority of the County of Yavapai Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,697,960
La Paz County Industrial Development Authority Revenue Bonds Charter School Solutions - Harmony Public Series 2016
02/15/36	5.000%	1,200,000	1,346,904
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,146,120
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,024,900
Total			18,135,252
CALIFORNIA 8.7%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (a)(b)
07/01/18	6.000%	860,000	859,931

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Alameda Corridor Transportation Authority Refunding Revenue Bonds 2nd Subordinated Lien Series 2016B
10/01/35	5.000%	$1,000,000	$1,222,580
Cabazon Band Mission Indians (a)(b)(c)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11	0.000%	384,294	84,545
01/01/16	0.000%	560,000	145,600
10/01/19	0.000%	2,785,000	724,100
Series 2010
10/01/20	0.000%	1,420,000	425,972
California Health Facilities Financing Authority Refunding Revenue Bonds Northern California Presbyterian Homes Series 2015
07/01/39	5.000%	900,000	1,080,477
California Housing Finance Agency Revenue Bonds Home Mortgage Series 2008K AMT (d)
08/01/33	5.550%	170,000	172,185
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy-Waste Water Facilities Series 2011 AMT (a)(d)
12/01/32	7.500%	1,835,000	1,376,213
California Pollution Control Financing Authority Revenue Bonds Aemerge Redpak Services Southern California, LLC Project Series 2016 AMT (a)(d)
12/01/27	7.000%	2,500,000	2,555,225
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G
11/01/37	5.000%	1,250,000	1,491,300
California Statewide Communities Development Authority
Prerefunded 01/01/19 Revenue Bonds
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	3,363,989
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/44	5.250%	1,500,000	1,688,385
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	3,151,087
Loma Linda University Medical Center
Series 2014

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
12/01/44	5.250%	$500,000	$575,345
12/01/54	5.500%	5,000,000	5,823,850
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,983,403
City of Carson Special Assessment Bonds Assessment District No. 92-1 Series 1992
09/02/22	7.375%	60,000	61,281
City of Long Beach Marina System Revenue Bonds Series 2015
05/15/45	5.000%	500,000	577,340
City of Los Angeles Department of Airports Revenue Bonds Senior Series 2015A AMT (d)
05/15/27	5.000%	1,250,000	1,557,738
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (e)
02/01/25	0.000%	3,100,000	2,271,215
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,877,000
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (e)
06/01/25	0.000%	2,310,000	1,898,473
County of Sacramento Airport System Subordinated Revenue Bonds Series 2009D
07/01/35	6.000%	2,500,000	2,732,975
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (e)
10/01/21	0.000%	1,665,000	1,477,987
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C
01/15/43	6.500%	5,000,000	6,097,750
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A (SGI)
09/01/27	5.500%	5,430,000	5,645,897

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	$5,000,000	$7,439,550
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	2,002,940
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,686,025
San Diego Public Facilities Financing Authority Refunding Revenue Bonds Ballpark Series 2016
10/15/31	5.000%	650,000	808,171
San Francisco City & County Redevelopment Agency Prerefunded 08/01/19 Tax Allocation Bonds Mission Bay South Redevelopment Project Series 2009D
08/01/39	6.625%	1,500,000	1,757,865
State of California Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	4,355,000	4,714,287
State of California Unlimited General Obligation Bonds Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,569,190
University of California
Refunding Revenue Bonds
Limited Project
Series 2015I
05/15/27	5.000%	2,000,000	2,578,280
Series 2015AO
05/15/27	5.000%	2,000,000	2,578,280
Total			83,056,431
COLORADO 2.2%
Colorado Health Facilities Authority Refunding Revenue Bonds NCMC, Inc. Project Series 2016
05/15/32	4.000%	3,535,000	3,960,225
Foothills Metropolitan District Special Assessment Bonds Series 2014
12/01/38	6.000%	4,250,000	4,726,510

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Leyden Rock Metropolitan District No. 10 Limited General Obligation Bonds Series 2016A
12/01/45	5.000%	$1,000,000	$1,028,520
Palisade Metropolitan District No. 2 Limited General Obligation Bonds Series 2016 (f)
12/01/46	5.000%	1,500,000	1,535,520
Regional Transportation District Certificate of Participation Series 2014A
06/01/39	5.000%	7,000,000	8,179,920
Sierra Ridge Metropolitan District No. 2 Senior Limited General Obligation Bonds Series 2016A
12/01/46	5.500%	1,500,000	1,587,480
Total			21,018,175
CONNECTICUT 0.8%
Connecticut State Development Authority Prerefunded 08/15/17 Revenue Bonds Alzheimers Resource Center, Inc. Project Series 2007
08/15/27	5.500%	500,000	522,950
Connecticut State Health & Educational Facility Authority Revenue Bonds Church Home of Hartford, Inc. Project Series 2016 (a)
09/01/53	5.000%	1,750,000	1,920,310
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,712,840
Mohegan Tribe of Indians of Connecticut Revenue Bonds Public Improvement-Priority Distribution Series 2003 (a)(b)
01/01/33	5.250%	1,000,000	978,580
Total			8,134,680
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT (a)(d)
05/15/19	6.300%	1,000,000	1,117,560

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DELAWARE (CONTINUED)
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (d)
06/01/28	6.250%	$635,000	$635,584
Total			1,753,144
DISTRICT OF COLUMBIA 0.7%
Metropolitan Washington Airports Authority (d)
Refunding Revenue Bonds
Series 2014A AMT
10/01/23	5.000%	2,000,000	2,435,680
Revenue Bonds
Airport System
Series 2012A AMT
10/01/24	5.000%	4,000,000	4,772,480
Total			7,208,160
FLORIDA 9.1%
Capital Trust Agency, Inc. (a)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/50	7.125%	2,000,000	2,105,480
Capital Trust Agency, Inc. (c)
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32	0.000%	1,370,000	684,932
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	675,000	717,140
01/01/43	6.375%	2,250,000	2,366,032
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/40	5.000%	5,000,000	5,865,250
City of Tallahassee Revenue Bonds Tallahassee Memorial Healthcare, Inc. Project Series 2016
12/01/55	5.000%	3,000,000	3,481,350
County of Miami-Dade Aviation Refunding Revenue Bonds Series 2016
10/01/30	5.000%	1,310,000	1,644,102
County of Miami-Dade
Subordinated Refunding Revenue Bonds
Series 2012B
10/01/37	5.000%	1,530,000	1,793,573
County of Miami-Dade (e)
Revenue Bonds
Capital Appreciation

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Subordinated Series 2009B
10/01/41	0.000%	$10,000,000	$4,099,500
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,959,812
Series 2012A
06/15/43	6.125%	5,500,000	6,098,235
Renaissance Charter School Projects
Series 2013A
06/15/44	8.500%	5,000,000	5,911,100
Florida Development Finance Corp. (a)
Revenue Bonds
Miami Arts Charter School Project
Series 2014A
06/15/44	6.000%	6,100,000	6,480,945
Renaissance Charter School
Series 2015
06/15/46	6.125%	5,000,000	5,308,350
Florida Higher Educational Facilities Financial Authority Refunding Revenue Bonds Nova Southeastern University Series 2016
04/01/35	5.000%	1,190,000	1,434,224
Mid-Bay Bridge Authority Prerefunded 10/01/21 Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	5,212,880
Middle Village Community Development District Special Assessment Bonds Series 2004A
05/01/35	6.000%	1,855,000	1,607,858
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	827,018
Orlando Health, Inc.
Series 2016A
10/01/34	5.000%	2,000,000	2,451,160
Revenue Bonds
1st Mortgage-Orlando Lutheran Towers
Series 2007
07/01/32	5.500%	350,000	355,754
07/01/38	5.500%	1,750,000	1,777,318
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(d)
07/01/36	8.000%	5,000,000	5,297,150

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014
06/01/49	7.500%	$1,250,000	$1,549,875
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,158,400
Seven Oaks Community Development District II Special Assessment Bonds Series 2004A
05/01/35	5.875%	370,000	370,644
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,249,580
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	3,538,713
St. Johns County Industrial Development Authority (c)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/49	0.000%	3,206,250	2,180,122
Subordinated Series 2014B
01/01/49	0.000%	1,186,427	12
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,810,000	1,815,339
Westridge Community Development District Special Assessment Bonds Series 2005 (c)
05/01/37	0.000%	2,650,000	1,457,235
Total			86,799,083
GEORGIA 2.4%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	4,500,000	5,169,060
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/29	5.000%	3,000,000	3,013,830

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA (CONTINUED)
Georgia State Road & Tollway Authority Revenue Bonds I-75 S Expressway Series 2014S (a)(e)
06/01/49	0.000%	$9,100,000	$5,619,250
Municipal Electric Authority of Georgia Revenue Bonds Series 1991V Escrowed to Maturity
01/01/18	6.600%	365,000	382,794
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (d)
01/01/34	6.125%	5,000,000	5,052,750
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	3,500,000	4,136,790
Total			23,374,474
GUAM 0.5%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (b)
12/01/40	6.875%	4,750,000	5,251,125
HAWAII 1.3%
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,884,699
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	3,225,908
State of Hawaii Refunding Unlimited General Obligation Bonds Series 2016FE
10/01/27	5.000%	4,890,000	6,382,085
Total			12,492,692
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces of Boise Project Series 2014A
10/01/49	8.125%	4,000,000	4,528,280

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 10.0%
Chicago Board of Education Unlimited General Obligation Bonds Project Series 2015C
12/01/39	5.250%	$2,000,000	$1,882,220
Chicago Park District
Limited General Obligation Bonds
Series 2015A
01/01/40	5.000%	3,000,000	3,348,270
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/26	5.000%	1,500,000	1,761,870
City of Chicago Wastewater Transmission Refunding Revenue Bonds 2nd Lien Series 2015C
01/01/35	5.000%	1,000,000	1,154,430
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/30	5.000%	1,000,000	1,119,070
Refunding Unlimited General Obligation Bonds
Series 2005D
01/01/33	5.500%	1,000,000	1,058,810
Unlimited General Obligation Bonds
Project
Series 2011A
01/01/40	5.000%	5,000,000	5,099,100
Series 2009C
01/01/40	5.000%	2,500,000	2,526,150
Series 2015A
01/01/39	5.500%	500,000	524,120
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/33	5.250%	1,000,000	1,047,610
01/01/36	5.000%	4,500,000	4,613,490
Projects
Series 2010A
01/01/24	5.000%	2,000,000	2,081,380
Series 2007F
01/01/42	5.500%	1,000,000	1,046,140
Series 2016C
01/01/38	5.000%	2,500,000	2,542,750
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	755,055
Illinois Finance Authority
Prerefunded 08/15/19 Revenue Bonds
Provena Health
Series 2009A
08/15/34	7.750%	40,000	47,892
Silver Cross & Medical Centers

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2009
08/15/44	7.000%	$5,000,000	$5,877,550
Prerefunded 12/01/17 Revenue Bonds
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,273,000
Refunding Revenue Bonds
Provena Health
Series 2009A
08/15/34	7.750%	3,960,000	4,763,286
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	3,988,718
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,455,490
Illinois Finance Authority (c)
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37	0.000%	1,000,000	257,480
Illinois Finance Authority (f)
Refunding Revenue Bonds
DePaul University
Series 2016A
10/01/34	4.000%	1,500,000	1,658,535
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2014-A
12/01/21	5.000%	1,525,000	1,819,950
Senior Revenue Bonds
Series 2016B
01/01/37	5.000%	3,500,000	4,265,345
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Place Project Series 2010B-2
06/15/50	5.000%	5,000,000	5,285,550
Northern Illinois Municipal Power Agency Refunding Revenue Bonds Series 2016A (f)
12/01/41	4.000%	5,000,000	5,418,450
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,983,300
Southwestern Illinois Development Authority Prerefunded 02/15/07 Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,270,921
State of Illinois
Unlimited General Obligation Bonds
Series 2014
05/01/29	5.000%	3,500,000	3,913,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2016
01/01/41	5.000%	$3,830,000	$4,219,741
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	1,470,000	1,472,352
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,547,431
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	649,000	650,058
Total			95,728,934
IOWA 0.4%
Iowa Finance Authority (c)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
05/15/56	0.000%	401,062	321
Iowa Finance Authority (g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/46	2.700%	2,138,019	1,810,560
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (d)
12/01/30	5.850%	1,540,000	1,650,325
Total			3,461,206
KANSAS 1.7%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	551,470
05/15/39	7.250%	1,500,000	1,650,825
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A
05/15/29	5.000%	2,680,000	2,699,886
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	5,817,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	$5,185,000	$5,189,511
Total			15,909,292
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,231,823
Paducah Electric Plant Board Refunding Revenue Bonds Series 2016A (AGM)
10/01/35	5.000%	1,000,000	1,189,180
Total			2,421,003
LOUISIANA 3.1%
Juban Crossing Economic Development District
Refunding Revenue Bonds
Drainage Projects
Series 2015B
09/15/44	7.000%	750,000	810,435
General Infrastructure Projects
Series 2015C
09/15/44	7.000%	3,665,000	3,960,326
Road Projects
Series 2015A
09/15/44	7.000%	1,335,000	1,442,574
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,994,800
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Nineteenth Judicial District
Series 2015C (AGM)
06/01/42	5.000%	1,000,000	1,167,950
Ochsner Clinic Foundation
Series 2016
05/15/34	5.000%	2,100,000	2,535,792
Louisiana Public Facilities Authority (d)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	5,000,000	5,657,000
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	5,000,000	2,881,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA (CONTINUED)
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	$5,000,000	$5,566,100
Total			30,016,077
MARYLAND 0.7%
Maryland Economic Development Corp. Prerefunded 06/01/18 Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,590,000	2,826,338
Maryland Health & Higher Educational Facilities Authority Refunding Revenue Bonds University of Maryland Medical System Series 2015
07/01/34	5.000%	2,750,000	3,299,037
Resolution Trust Corp. Pass-Through Certificates Series 1993A
12/01/16	8.500%	455,481	455,167
Total			6,580,542
MASSACHUSETTS 2.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	1,007,330
South Shore Hospital
Series 2016I
07/01/36	4.000%	750,000	814,770
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,802,196
Linden Ponds, Inc. Facility
Series 2011A-2
11/15/46	5.500%	279,667	272,057
Massachusetts Development Finance Agency (e)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	7,720
Massachusetts Educational Financing Authority (d)
Refunding Revenue Bonds
Series 2016J AMT
07/01/33	3.500%	6,000,000	6,119,460
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/21	5.000%	1,885,000	2,116,893
Series 2008H (AGM) AMT

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
01/01/30	6.350%	$1,400,000	$1,470,266
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,402,240
Massachusetts Health & Educational Facilities Authority
Prerefunded 07/01/18 Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	525,000	568,533
Unrefunded Revenue Bonds
Boston Medical Center
Series 2008
07/01/38	5.250%	4,295,000	4,513,100
Total			25,094,565
MICHIGAN 2.1%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013 (c)
06/01/33	0.000%	5,750,000	3,450,000
City of Detroit Sewage Disposal System Refunding Revenue Bonds Senior Lien Series 2012A
07/01/39	5.250%	1,375,000	1,574,994
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	1,445,000	1,621,304
Series 2011C
07/01/41	5.000%	1,025,000	1,138,478
Michigan Finance Authority
Refunding Revenue Bonds
Series 2014H1
10/01/22	5.000%	1,075,000	1,255,030
Revenue Bonds
School District of the City of Detroit
Series 2012
06/01/20	5.000%	1,000,000	1,036,830
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	3,027,450
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	1,006,050
06/01/48	6.000%	6,000,000	6,036,600
Total			20,146,736

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA 2.0%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	$4,070,000	$4,516,072
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/45	6.125%	3,500,000	3,831,730
07/01/50	6.125%	1,500,000	1,641,045
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	2,375,000	2,376,140
Dakota County Community Development Agency Revenue Bonds Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	2,235,000	2,340,850
Housing & Redevelopment Authority of The City of St. Paul Refunding Revenue Bonds HealthEast Care System Project Series 2015
11/15/40	5.000%	265,000	313,900
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (d)
12/01/38	5.000%	3,471	3,472
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/36	5.250%	2,250,000	2,249,888
St. Cloud Housing & Redevelopment Authority (f)
Refunding Revenue Bonds
Sanctuary at St. Cloud Project
Series 2017
08/01/36	5.500%	2,250,000	2,247,278
Total			19,520,375
MISSISSIPPI 0.3%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,487,107
Series 1992B
04/01/22	6.700%	230,000	284,503
Total			2,771,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI 2.7%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/18	5.250%	$500,000	$523,105
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	1,900,000	1,902,565
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,313,200
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,445,840
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Medical Research-Lutheran Services Series 2016A
02/01/46	5.000%	2,550,000	2,963,355
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,082,840
St. Louis County Industrial Development Authority
Prerefunded 12/01/17 Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	3,000,000	3,216,630
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,301,924
St. Andrews Residence for Seniors
Series 2015
12/01/45	5.125%	3,000,000	3,208,320
Total			25,957,779
NEBRASKA 1.6%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,633,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEBRASKA (CONTINUED)
Public Power Generation Agency Refunding Revenue Bonds Whelan Energy Center Unit Series 2015
01/01/28	5.000%	$8,000,000	$9,819,840
Total			15,452,940
NEVADA 0.8%
City of Sparks Tax Anticipation Revenue Bonds Senior Sales Series 2008A (a)
06/15/28	6.750%	5,000,000	5,291,550
State of Nevada Department of Business & Industry Revenue Bonds Somerset Academy Series 2015A (a)
12/15/45	5.125%	2,515,000	2,622,416
Total			7,913,966
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (d)
07/01/18	7.500%	60,000	64,708
NEW JERSEY 3.6%
City of Atlantic City
Unlimited General Obligation Refunding Bonds
Tax Appeal
Series 2013
12/01/21	5.000%	2,500,000	1,938,900
12/01/24	5.000%	2,095,000	1,619,938
12/01/25	5.000%	450,000	347,751
12/01/28	5.000%	270,000	203,043
Middlesex County Improvement Authority (c)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/37	0.000%	1,250,000	37,388
Subordinated Revenue Bonds
Heldrich Center Hotel
Series 2005B
01/01/25	0.000%	2,750,000	108,378
01/01/37	0.000%	6,450,000	254,194
New Jersey Building Authority Refunding Revenue Bonds Series 2016A
06/15/30	4.000%	1,000,000	1,050,410
New Jersey Economic Development Authority
Prerefunded 11/15/16 Revenue Bonds
Seabrook Village, Inc. Facility

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW JERSEY (CONTINUED)
Series 2006
11/15/36	5.250%	$2,250,000	$2,271,532
Revenue Bonds
Provident Group-Rowan Properties LLC
Series 2015
01/01/48	5.000%	960,000	1,081,738
School Facilities Construction
Series 2014UU
06/15/40	5.000%	1,500,000	1,669,455
Series 2015WW
06/15/40	5.250%	375,000	433,162
New Jersey Economic Development Authority (d)
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,146,100
New Jersey Health Care Facilities Financing Authority Prerefunded 07/01/18 Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	3,000,000	3,323,790
New Jersey Higher Education Student Assistance Authority (d)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,713,510
Senior Series 2014-1A-1 AMT
12/01/22	5.000%	1,000,000	1,153,060
Subordinated Revenue Bonds
Series 2013-1B AMT
12/01/43	4.750%	5,000,000	5,319,000
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program
Series 2015AA
06/15/45	5.000%	1,750,000	1,948,432
New Jersey Transportation Trust Fund Authority (e)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/32	0.000%	10,000,000	5,691,700
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C (e)
06/01/41	0.000%	7,500,000	1,949,925
Total			34,261,406
NEW YORK 5.0%
Brooklyn Arena Local Development Corp. Refunding Revenue Bonds Pilot-Brooklyn Events Center Series 2016 (f)
07/15/42	5.000%	550,000	666,699
Build NYC Resource Corp.
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
International Leadership Charter School
Series 2013
07/01/43	6.000%	$4,330,000	$4,255,914
Build NYC Resource Corp. (a)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/46	6.250%	765,000	766,033
Taxable International Leadership
Series 2016
07/01/21	5.000%	195,000	194,986
City of New York
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/23	5.000%	3,000,000	3,732,330
Series 2015C
08/01/27	5.000%	4,000,000	5,070,240
Jefferson County Industrial Development Agency Revenue Bonds Green Bonds Series 2014 AMT (d)
01/01/24	5.250%	1,620,000	1,601,759
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (e)
06/01/60	0.000%	25,000,000	127,250
New York City Water & Sewer System Refunding Revenue Bonds 2nd General Resolution Series 2015FF
06/15/27	5.000%	2,645,000	3,402,739
New York State Dormitory Authority
Prerefunded 07/01/17 Revenue Bonds
New York University Hospital Center
Series 2007B
07/01/37	5.625%	2,000,000	2,084,780
Prerefunded 07/01/20 Revenue Bonds
NYU Hospitals Center
Series 2011A
07/01/40	6.000%	1,000,000	1,198,010
New York Transportation Development Corp. (d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/26	5.000%	4,000,000	4,455,960
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Project
Series 2016 AMT
07/01/46	4.000%	6,000,000	6,330,060
Port Authority of New York & New Jersey (d)
Refunding Revenue Bonds
Consolidated 186th
Series 2014-186 AMT
10/15/22	5.000%	5,000,000	6,058,900
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
5th Installment-Special Project
Series 1996-4 AMT
10/01/19	6.750%	$120,000	$120,040
Town of Oyster Bay Limited General Obligation Bonds BAN Series 2016C
06/01/18	4.000%	4,685,000	4,740,517
Ulster County Industrial Development Agency Revenue Bonds Series 2007A
09/15/42	6.000%	3,400,000	3,453,380
Total			48,259,597
NORTH CAROLINA 0.8%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (d)
02/01/38	5.650%	3,067,169	3,235,495
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	3,580,188
North Carolina Medical Care Commission Refunding Revenue Bonds United Methodist Retirement Homes Series 2016
10/01/35	5.000%	1,000,000	1,195,970
Total			8,011,653
NORTH DAKOTA 0.3%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011
11/01/31	6.250%	2,500,000	3,070,025
OHIO 2.3%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo Revenue Bonds Series 2007A-2
06/01/47	5.875%	7,500,000	7,458,000
County of Hamilton Sales Tax Refunding Revenue Bonds Series 2016A (f)
12/01/31	4.000%	1,250,000	1,434,150
County of Lucas Prerefunded 11/01/20 Improvement Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	5,000,000	6,242,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
County of Scioto Refunding Revenue Bonds Southern Ohio Medical Center Series 2016
02/15/34	5.000%	$1,445,000	$1,761,123
State of Ohio Revenue Bonds Portsmouth Bypass Project Series 2015 AMT (d)
12/31/39	5.000%	4,100,000	4,711,433
Total			21,606,756
OREGON 1.1%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,830,000	2,865,007
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (a)(b)
10/01/26	5.625%	1,700,000	1,703,434
Hospital Facilities Authority of Multnomah County Refunding Revenue Bonds Mirabella at South Waterfront Series 2014A
10/01/49	5.500%	3,115,000	3,483,256
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (b)
11/01/33	6.375%	2,410,000	2,680,450
Total			10,732,147
PENNSYLVANIA 4.4%
Allegheny County Higher Education Building Authority Refunding Revenue Bonds Duquesne University Series 2016
03/01/29	5.000%	1,030,000	1,280,208
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (d)
06/01/24	6.900%	3,200,000	4,129,472
Montgomery County Industrial Development Authority Refunding Revenue Bonds Albert Einstein Healthcare Series 2015
01/15/46	5.250%	1,250,000	1,431,913
Pennsylvania Economic Development Financing Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Philadelphia Biosolids Facility
Series 2009
01/01/32	6.250%	$3,375,000	$3,725,392
Pennsylvania Economic Development Financing Authority (d)
Revenue Bonds
PA Bridges Finco LP
Series 2015 AMT
06/30/42	5.000%	3,050,000	3,585,885
Pennsylvania Higher Educational Facilities Authority Revenue Bonds Shippensburg University Series 2011
10/01/43	6.250%	2,000,000	2,303,260
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT (d)
10/01/33	4.200%	5,000,000	5,375,050
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	295,000	321,143
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2014C
12/01/44	5.000%	3,000,000	3,568,170
Subordinated Refunding Revenue Bonds
Series 2015A-1
12/01/28	5.000%	3,300,000	4,019,004
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014
06/15/33	7.000%	1,870,000	2,229,694
Philadelphia Gas Works Co. Refunding Revenue Bonds 1998 General Ordinance 14th Series 2016
10/01/37	4.000%	500,000	552,845
State Public School Building Authority Refunding Revenue Bonds Philadelphia School District Series 2015
06/01/25	5.000%	8,000,000	9,254,640
Total			41,776,676
PUERTO RICO 2.8%
Commonwealth of Puerto Rico (b)(c)
Unlimited General Obligation Bonds
Series 2014A
07/01/35	0.000%	7,000,000	4,576,250
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2012A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
07/01/41	5.000%	$2,000,000	$1,212,500
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (b)
07/01/42	5.250%	2,525,000	1,761,415
Puerto Rico Electric Power Authority (b)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,299,040
Revenue Bonds
Series 2013A
07/01/36	6.750%	1,000,000	653,780
07/01/43	7.000%	6,570,000	4,295,334
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N (b)(c)
07/01/21	0.000%	760,000	186,200
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT (b)(d)
06/01/26	6.625%	5,820,000	5,641,268
Puerto Rico Sales Tax Financing Corp. (b)
Revenue Bonds
Senior Lien
Series 2011C
08/01/40	5.250%	1,885,000	1,350,584
08/01/46	5.000%	2,000,000	1,427,760
Series 2007
08/01/57	5.250%	1,350,000	963,549
Subordinated Revenue Bonds
1st Series 2009B
08/01/44	6.500%	1,000,000	533,740
1st Series 2010A
08/01/39	5.375%	5,155,000	2,667,712
1st Series 2010C
08/01/41	5.250%	1,000,000	515,010
Total			27,084,142
RHODE ISLAND 0.3%
Rhode Island Student Loan Authority Revenue Bonds Series 2016A AMT (d)
12/01/27	3.125%	2,675,000	2,697,363
SOUTH CAROLINA 2.0%
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,598,076
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SOUTH CAROLINA (CONTINUED)
1st Mortgage-Lutheran Homes
Series 2007
05/01/28	5.500%	$2,300,000	$2,328,865
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	4,000,000	4,003,240
Revenue Bonds
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/43	5.000%	750,000	783,645
05/01/48	5.125%	1,500,000	1,582,185
York Preparatory Academy Project
Series 2014A
11/01/45	7.250%	4,000,000	4,542,440
Total			18,838,451
TENNESSEE —%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006
12/01/34	6.250%	450,000	456,480
TEXAS 8.3%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B
04/01/45	6.125%	5,000,000	5,733,950
Central Texas Regional Mobility Authority Prerefunded 01/01/21 Subordinated Revenue Bonds Lien Series 2011
01/01/41	6.750%	5,000,000	6,237,850
Central Texas Turnpike System Refunding Revenue Bonds Series 2015B
08/15/37	5.000%	5,000,000	5,928,400
City of Dallas Waterworks & Sewer System Refunding Revenue Bonds Series 2015A
10/01/27	5.000%	3,000,000	3,831,420
City of Houston Airport System Refunding Revenue Bonds Special Facilities - United Airlines Series 2011A AMT (d)
07/15/38	6.625%	4,000,000	4,658,440
Clifton Higher Education Finance Corp. Revenue Bonds International Leadership of Texas Series 2015
08/15/45	5.750%	5,500,000	6,148,175

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	$4,000,000	$4,497,280
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (d)
04/01/28	8.000%	875,000	877,013
HFDC of Central Texas, Inc. Revenue Bonds Series 2006A
11/01/36	5.750%	5,000,000	5,020,850
La Vernia Higher Education Finance Corp.
Prerefunded 08/15/19 Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,150,560
08/15/39	6.250%	1,500,000	1,736,760
Mission Economic Development Corp. Revenue Bonds Senior Lien - Natgasoline Project Series 2016 AMT (a)(d)
10/01/31	5.750%	4,500,000	4,800,690
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (d)
12/01/24	6.875%	5,000,000	5,169,300
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
CHF - Collegiate Housing Corpus Christi
Series 2016
04/01/48	5.000%	1,000,000	1,146,640
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/46	5.000%	700,000	792,295
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,371,730
Pottsboro Higher Education Finance Corp. Revenue Bonds Series 2016A (f)
08/15/46	5.000%	1,000,000	1,028,620
Red River Health Facilities Development Corp. Revenue Bonds MRC Crossings Project Series 2014A
11/15/49	8.000%	2,000,000	2,425,860

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (d)
07/01/38	8.000%	$4,950,000	$4,307,688
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Villages, Inc. Obligation
Series 2009
11/15/44	6.375%	4,250,000	4,723,535
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,496,400
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,426,862
Total			79,510,318
VIRGIN ISLANDS 0.3%
Virgin Islands Water & Power Authority - Electric System Refunding Revenue Bonds Series 2012A (b)
07/01/21	4.000%	2,585,000	2,455,155
VIRGINIA 2.9%
Alexandria Industrial Development Authority
Refunding Revenue Bonds
Goodwin House, Inc.
Series 2015
10/01/45	5.000%	5,725,000	6,718,803
10/01/50	5.000%	2,275,000	2,654,060
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Transportation System Series 2012 (e)
07/15/40	0.000%	7,530,000	6,240,563
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,888,550
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	10,000,000	9,725,300
Total			28,227,276

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WASHINGTON 2.2%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A
09/01/42	5.500%	$2,150,000	$2,297,469
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,250,000	1,295,450
12/01/45	6.250%	2,500,000	2,597,525
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT (d)
04/01/30	5.000%	2,500,000	2,714,125
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013
04/01/43	5.750%	2,190,000	2,196,329
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/47	6.750%	5,000,000	5,528,950
Revenue Bonds
Heron’s Key
Series 2015A
07/01/50	7.000%	2,100,000	2,268,273
Washington State Housing Finance Commission (a)
Refunding Revenue Bonds
Bayview Manor Homes
Series 2016A
07/01/51	5.000%	2,150,000	2,296,200
Total			21,194,321
WISCONSIN 2.0%
Public Finance Authority
Revenue Bonds
FFAH North Carolina and Missouri Portfolio
Series 2015A
12/01/50	5.150%	3,220,000	3,458,892
North Carolina Charter Educational Foundation Project
Series 2016
06/15/46	5.000%	5,000,000	5,031,300
Public Finance Authority (d)
Refunding Revenue Bonds
Celanese Project
Series 2016C AMT
11/01/30	4.300%	2,000,000	2,110,020
Waste Management, Inc. Project
Series 2016 AMT
05/01/27	2.875%	630,000	650,714
Wisconsin Health & Educational Facilities Authority
Prerefunded 09/15/19 Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WISCONSIN (CONTINUED)
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	$1,750,000	$2,098,443
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	4,525,000	4,978,631
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	475,000	516,102
Total			18,844,102
Total Municipal Bonds (Cost: $862,586,077)			$924,266,273

Municipal Preferred Stocks 0.1%
MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT(a)(d)
06/30/49	5.800%	1,000,000	$1,038,380
Total Municipal Preferred Stocks (Cost: $1,000,000)			$1,038,380

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes 3.1%
MARYLAND 0.3%
County of Montgomery Unlimited General Obligation Bonds Public Improvement BAN Series 2011B (g)
06/01/26	0.560%	3,000,000	$3,000,000
MASSACHUSETTS 0.5%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Baystate Medical Center Series 2012G (g)
07/01/26	0.560%	4,275,000	4,275,000
MICHIGAN —%
University of Michigan Revenue Bonds Series 2012D-1 (g)
12/01/24	0.550%	250,000	250,000

Issue Description	Effective Yield	Principal Amount	Value

Floating Rate Notes (continued)
MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds Washington University Series 2009B (g)
03/01/40	0.560%	$1,800,000	$1,800,000
NEW YORK 2.1%
City of New York (g)
Unlimited General Obligation Bonds
Series 2011A-5
08/01/36	0.580%	5,000,000	5,000,000
Series 2013I-4
04/01/36	0.590%	5,000,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds Series 2011 (g)
11/01/29	0.570%	2,500,000	2,500,000
New York City Transitional Finance Authority Subordinated Revenue Bonds Future Tax Secured Series 2016 (g)
02/01/45	0.570%	5,000,000	5,000,000
New York City Water & Sewer System Revenue Bonds 2nd General Resolution Series 2014 (g)
06/15/50	0.550%	1,500,000	1,500,000
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Subseries 2015B-2-RE (g)
01/01/32	0.580%	1,000,000	1,000,000
Total			20,000,000
Total Floating Rate Notes (Cost: $29,325,000)			$29,325,000

Municipal Short Term 0.4%
NEW JERSEY 0.4%
City of Newark Unlimited General Obligation Notes TAN Series 2016A
02/15/17	2.500%	4,000,000	4,016,800
Total Municipal Short Term (Cost: $4,015,240)			$4,016,800

	Shares	Value

Money Market Funds 0.4%
JPMorgan Municipal Money Market Fund, Agency Shares, 0.350% (h)	3,973,522	$3,973,522
Total Money Market Funds (Cost: $3,973,522)		$3,973,522

Total Investments
(Cost: $900,899,839) (i)	$962,619,975(j	)
Other Assets & Liabilities, Net	(4,159,967)
Net Assets	$958,460,008

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At August 31, 2016, the value of these securities amounted to $53,712,900 or 5.60% of net assets.

(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At August 31, 2016, the value of these securities amounted to $42,393,034 or 4.42% of net assets.

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2016, the value of these securities amounted to $15,785,229, which represents 1.65% of net assets.

(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(g)	Variable rate security.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2016.
(i)

At August 31, 2016, the cost of securities for federal income tax purposes was approximately $900,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$87,548,000
Unrealized Depreciation	(25,828,000)
Net Unrealized Appreciation	$61,720,000

(j)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
SGI	Syncora Guarantee, Inc.
TAN	Tax Anticipation Note

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Municipal Bonds	—	924,266,273	—	924,266,273
Municipal Preferred Stocks	—	1,038,380	—	1,038,380
Floating Rate Notes	—	29,325,000	—	29,325,000
Municipal Short Term	—	4,016,800	—	4,016,800
Money Market Funds	3,973,522	—	—	3,973,522
Total Investments	3,973,522	958,646,453	—	962,619,975

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 25, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 25, 2016